Schedule of Investments	August 31, 2022 (Unaudited)

Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 78.9%
Global X Emerging Markets Bond ETF (A)	338,036	$7,233,734
Global X Nasdaq 100 Covered Call ETF (A) (B)	386,734	6,597,682
Global X SuperDividend® REIT ETF (A)	882,423	7,218,220
Global X U.S. Preferred ETF (A)	345,084	7,367,543
TOTAL EXCHANGE TRADED FUNDS
(Cost $35,543,550)		28,417,179

COMMON STOCK — 11.2%
Utilities — 11.2%
Consolidated Edison	5,331	521,052
Dominion Energy	5,941	485,974
Duke Energy	4,572	488,793
Edison International	7,174	486,182
Entergy	4,298	495,559
OGE Energy	12,329	499,818
PPL	17,605	511,953
Southern	6,929	534,018
TOTAL COMMON STOCK
(Cost $3,437,387)		4,023,349

MASTER LIMITED PARTNERSHIPS — 9.8%
Energy — 7.0%
Enterprise Products Partners	19,481	512,740
Holly Energy Partners	28,849	512,358
Magellan Midstream Partners	10,248	529,104
MPLX	15,118	493,149
Sunoco	12,301	488,104
		2,535,455
Industrials — 1.4%
Icahn Enterprises	9,684	500,179
Utilities — 1.4%
Suburban Propane Partners	31,231	503,131
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,240,259)		3,538,765

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Alternative Income ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $850)	850	$850

REPURCHASE AGREEMENT(C) — 0.0%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $905 (collateralized by various U.S. Treasury Obligations, ranging in par value $78 - $95, 0.750%, 02/15/2050, with a total market value of $928)
(Cost $905)	$905	905
TOTAL INVESTMENTS — 99.9%
(Cost $41,222,951)		$35,981,048

Percentages are based on Net Assets of $36,003,972.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $1,706.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $1,755.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Alternative Income ETF

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,417,179	$—	$—	$28,417,179
Common Stock	4,023,349	—	—	4,023,349
Master Limited Partnerships	3,538,765	—	—	3,538,765
Short-Term Investment	850	—	—	850
Repurchase Agreement	—	905	—	905
Total Investments in Securities	$35,980,143	$905	$—	$35,981,048

The following is a summary of the transactions with affiliates for the period ended August 31, 2022:

			Changes in
Value at	Purchases at	Proceeds from	Unrealized	Realized Gain	Value at		Dividend	Capital
11/30/2021	Cost	Sales	(Depreciation)	(Loss)	8/31/2022	Shares	Income	Gains
Global X Emerging Markets Bond ETF
$7,042,394	$2,272,453	$(695,539)	$(1,360,160)	$(25,414)	$7,233,734	338,036	$289,867	$—

Global X Nasdaq 100 Covered Call ETF
$7,381,232	$1,895,129	$(705,280)	$(1,976,141)	$2,742	$6,597,682	386,734	$733,067	—

Global X SuperDividend® REIT ETF
$6,944,625	$1,811,691	$(817,380)	$(778,874)	$58,158	$7,218,220	882,423	$269,515	$21,312

Global X U.S. Preferred ETF
$7,090,553	$2,215,283	$(705,454)	$(1,223,765)	$(9,074)	$7,367,543	345,084	$309,529	—

Totals:
$28,458,804	$8,194,556	$(2,923,653)	$(5,338,940)	$26,412	$28,417,179		$1,601,978	$21,312

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 2.1%
Interpublic Group	24,092	$665,903
Paramount Global, Cl B	24,996	584,656
		1,250,559
Consumer Discretionary — 10.7%
Best Buy	9,660	682,865
Darden Restaurants	5,848	723,456
Garmin	6,956	615,536
Genuine Parts	5,111	797,367
Hasbro	8,275	652,235
Ralph Lauren, Cl A	6,978	637,301
Tapestry	21,472	745,723
Target	4,679	750,231
Whirlpool	4,276	669,622
		6,274,336
Consumer Staples — 13.2%
Coca-Cola	11,433	705,530
General Mills	10,265	788,352
J M Smucker	5,461	764,485
Kellogg	10,090	733,947
Kraft Heinz	18,755	701,437
Molson Coors Beverage, Cl B	13,422	693,515
Mondelez International, Cl A	11,423	706,627
PepsiCo	4,313	743,000
Procter & Gamble	4,880	673,147
Tyson Foods, Cl A	8,234	620,679
Walgreens Boots Alliance	16,913	592,970
		7,723,689
Energy — 7.2%
Baker Hughes, Cl A	19,945	503,811
Chevron	4,003	632,714
EOG Resources	4,863	589,882

Schedule of Investments	August 31, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Exxon Mobil	6,978	$667,027
Marathon Petroleum	6,476	652,457
Phillips 66	6,580	588,647
Valero Energy	5,001	585,717
		4,220,255
Financials — 25.7%
Aflac	11,712	695,927
Allstate	5,233	630,576
American International Group	12,181	630,367
BlackRock, Cl A	1,045	696,377
CME Group, Cl A	3,260	637,689
Everest Re Group	2,347	631,460
Fifth Third Bancorp	18,266	623,784
Franklin Resources	26,470	690,073
Hartford Financial Services Group	9,536	613,260
Invesco	37,693	620,804
JPMorgan Chase	5,471	622,217
KeyCorp	36,650	648,338
Lincoln National	12,731	586,390
M&T Bank	3,919	712,396
Northern Trust	6,414	609,907
PNC Financial Services Group	4,131	652,698
Principal Financial Group	9,824	734,442
Prudential Financial	6,613	633,195
Regions Financial	32,125	696,149
State Street	9,991	682,885
Travelers	3,850	622,314
Truist Financial	14,089	659,929
Wells Fargo	16,249	710,244
		15,041,421

Schedule of Investments	August 31, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 8.0%
AbbVie	4,898	$658,585
Bristol-Myers Squibb	9,350	630,283
CVS Health	7,544	740,444
Gilead Sciences	11,570	734,348
Johnson & Johnson	4,076	657,622
Pfizer	14,063	636,069
Viatris, Cl W	62,701	598,795
		4,656,146
Industrials — 13.4%
3M	5,083	632,071
Cummins	3,403	732,904
Fastenal	13,595	684,236
General Dynamics	3,134	717,467
Honeywell International	3,752	710,441
Illinois Tool Works	3,545	690,672
Norfolk Southern	3,062	744,464
Raytheon Technologies	7,362	660,740
Snap-On	3,302	719,374
Union Pacific	3,333	748,292
United Parcel Service, Cl B	4,063	790,294
		7,830,955
Information Technology — 9.6%
Broadcom	1,293	645,349
Cisco Systems	16,028	716,772
Corning	20,951	719,038
Hewlett Packard Enterprise	49,359	671,283
Juniper Networks	24,383	692,965
Paychex	5,831	719,196
QUALCOMM	5,264	696,269
Texas Instruments	4,446	734,524
		5,595,396

Schedule of Investments	August 31, 2022 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.0%
Eastman Chemical	6,871	$625,261
International Paper	15,589	648,814
LyondellBasell Industries, Cl A	6,803	564,649
Newmont	10,505	434,487
Westrock	15,567	631,865
		2,905,076
Real Estate — 2.4%
Mid-America Apartment Communities ‡	4,173	691,341
Regency Centers ‡	11,522	700,998
		1,392,339
Utilities — 2.4%
DTE Energy	5,504	717,391
PPL	24,773	720,399
		1,437,790
TOTAL COMMON STOCK
(Cost $59,889,435)		58,327,962
TOTAL INVESTMENTS — 99.7%
(Cost $59,889,435)		$58,327,962

Percentages are based on Net Assets of $58,487,647.

‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.1%
Financials — 0.8%
Aspen Insurance Holdings, 5.625%	158,366	$3,389,032
Aspen Insurance Holdings, 5.625%	145,175	3,071,903
RenaissanceRe Holdings, 5.750%	149,082	3,430,377
RenaissanceRe Holdings, 4.200%	285,195	4,942,429
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (A)	122,640	2,888,172
		17,721,913
Health Care — 0.1%
PartnerRe, 4.875% (B)	114,605	2,326,482
Industrials — 0.2%
Triton International, 6.875%	86,751	2,116,724
Triton International, 5.750%	95,018	2,035,286
		4,152,010
TOTAL BERMUDA		24,200,405

CANADA— 1.5%
Financials — 0.3%
Brookfield Finance, 4.625% (B)	240,916	4,406,354
Brookfield Finance I UK, 4.500%	128,583	2,270,776
		6,677,130
Utilities — 1.2%
Algonquin Power & Utilities, 6.875%, ICE LIBOR USD 3 Month + 3.677% (A)	168,380	4,172,456
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (A)	197,521	4,791,859
BIP Bermuda Holdings I, 5.125%	174,293	3,512,004
Brookfield BRP Holdings Canada, 4.875%	166,689	3,143,755
Brookfield BRP Holdings Canada, 4.625%	211,520	3,739,674
Brookfield Infrastructure Finance ULC, 5.000%	152,700	2,873,814

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Brookfield Infrastructure Partners, 5.000%	114,518	$2,069,340
		24,302,902
TOTAL CANADA		30,980,032
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 5.100%	553,530	11,729,301
TOTAL NETHERLANDS		11,729,301
UNITED STATES— 96.3%
Communication Services — 6.1%
AT&T, 5.625%	485,678	11,996,247
AT&T, 5.350%	777,297	18,989,366
AT&T, 5.000%	715,261	15,120,618
AT&T, 4.750%	1,020,267	19,782,977
Paramount Global, 5.750% (B)	149,325	5,731,094
Qwest, 6.750%	393,711	9,114,410
Qwest, 6.500%	575,567	13,111,416
Telephone and Data Systems, 6.625%	247,865	5,396,021
Telephone and Data Systems, 6.000%	397,330	7,851,241
United States Cellular, 6.250%	295,264	6,392,466
United States Cellular, 5.500%	295,259	5,825,460
United States Cellular, 5.500%	299,465	5,851,546
		125,162,862
Consumer Discretionary — 2.0%
Brunswick, 6.375%	130,706	3,270,264
Ford Motor, 6.200%	448,772	10,972,475
Ford Motor, 6.000%	464,547	11,065,510
Qurate Retail, 8.000%	185,060	10,676,111
QVC, 6.250%	295,404	5,479,744
		41,464,104

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — 1.2%
DCP Midstream, 7.950%, ICE LIBOR USD 3 Month + 4.882% (A)	70,516	$1,769,952
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (A)	478,421	11,218,972
NuStar Energy, 8.769%, ICE LIBOR USD 3 Month + 6.766% (A)	124,705	2,889,415
NuStar Energy, 7.646%, ICE LIBOR USD 3 Month + 5.643% (A)	223,904	4,715,418
NuStar Logistics, 9.246%, ICE LIBOR USD 3 Month + 6.734% (A)	238,940	5,937,659
		26,531,416
Financials — 66.0%
Affiliated Managers Group, 5.875% (B)	169,894	3,961,928
Affiliated Managers Group, 4.750%	162,983	3,158,611
Affiliated Managers Group, 4.200%	109,144	1,884,917
Allstate, 5.625%	343,676	8,433,809
Allstate, 5.100%	684,095	15,139,022
Allstate, 4.750%	181,864	3,824,600
American Equity Investment Life Holding, 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (A)	176,977	4,351,864
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (A)	236,237	5,509,047
American Financial Group, 5.875% (B)	72,213	1,770,663
American Financial Group, 5.125%	115,946	2,543,855
American International Group, 5.850% (B)	299,365	7,208,709
Apollo Asset Management, 6.375%	156,390	3,792,458
Apollo Asset Management, 6.375%	181,942	4,402,996
Arch Capital Group, 5.450% (B)	186,722	4,236,722
Arch Capital Group, 4.550%	299,594	5,620,383

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Argo Group International Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712% (A)	100,873	$2,120,350
Assurant, 5.250%	145,174	3,102,368
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (A)	359,415	9,222,589
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	507,996	12,420,502
Athene Holding, 5.625% (B)	195,137	4,283,257
Athene Holding, 4.875%	343,819	6,460,359
Axis Capital Holdings, 5.500%	329,141	7,201,605
Bank of America, 7.250%	45,534	55,888,432
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A) (B)	617,250	15,968,258
Bank of America, 6.000%	791,906	19,821,407
Bank of America, 5.875% (B)	502,331	12,573,345
Bank of America, 5.375% (B)	830,974	19,519,579
Bank of America, 5.000%	779,737	17,200,998
Bank of America, 4.750%	407,904	8,353,874
Bank of America, 4.375% (B)	639,110	12,462,645
Bank of America, 4.250%	766,621	14,297,482
Bank of America, 4.125% (B)	544,157	9,974,398
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.750% (A)	121,825	2,406,044
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.350% (A)	192,605	3,775,058
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.500% (A) (B)	249,123	4,957,548
Bank of America, 3.693%, ICE LIBOR USD 3 Month + 0.650% (A)	173,569	3,221,441
Bank of Hawaii, 4.375%	111,467	2,087,777
Bank OZK, 4.625%	219,222	4,011,763

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Brighthouse Financial, 6.750% (B)	238,962	$5,966,881
Brighthouse Financial, 6.600% (B)	250,799	6,204,767
Brighthouse Financial, 6.250% (B)	212,141	5,112,598
Brighthouse Financial, 5.375%	331,746	6,598,428
Brighthouse Financial, 4.625% (B)	220,174	3,899,282
Cadence Bank, 5.500%	101,074	2,253,950
Capital One Financial, 5.000% (B)	892,437	18,027,227
Capital One Financial, 4.800% (B)	725,854	13,958,172
Capital One Financial, 4.625% (B)	88,301	1,640,633
Capital One Financial, 4.375%	402,923	7,127,708
Capital One Financial, 4.250%	241,301	4,227,594
Carlyle Finance, 4.625%	299,736	5,458,193
Charles Schwab, 5.950%	448,623	11,211,089
Charles Schwab, 4.450%	359,865	7,377,233
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (A) (B)	558,431	14,346,092
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (A)	875,580	22,195,953
Citigroup Capital XIII, 9.176%, ICE LIBOR USD 3 Month + 6.370% (A)	1,330,781	36,423,476
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (A)	169,811	4,219,803
Citizens Financial Group, 5.000% (B)	276,843	5,661,439
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (A)	236,248	5,695,939
Equitable Holdings, 5.250%	476,264	10,082,509
Equitable Holdings, 4.300% (B)	170,307	3,167,710
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A)	265,712	6,810,199
Fifth Third Bancorp, 4.950% (B)	148,995	3,356,857
First Citizens BancShares, 5.625% (B)	109,808	2,446,522
First Citizens BancShares, 5.375% (B)	200,698	4,421,377

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
First Horizon, 4.700% (B)	93,683	$1,986,080
First Republic Bank, 5.500% (B)	168,572	4,062,585
First Republic Bank, 5.125%	115,881	2,574,876
First Republic Bank, 4.700%	233,280	4,698,259
First Republic Bank, 4.500%	435,741	8,287,794
First Republic Bank, 4.250%	446,580	8,114,359
First Republic Bank, 4.125% (B)	295,248	5,222,937
First Republic Bank, 4.000%	431,761	7,404,701
Fulton Financial, 5.125%	115,865	2,416,944
Globe Life, 4.250% (B)	196,796	3,782,419
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	416,778	10,519,477
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.670% (A)	784,212	15,041,186
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.750% (A)	115,810	2,230,501
Goldman Sachs Group, 3.750%, ICE LIBOR USD 3 Month + 0.750% (A)	437,322	8,142,936
Hancock Whitney, 6.250% (B)	95,411	2,363,330
Hartford Financial Services Group, 6.000% (B)	194,944	4,865,802
Huntington Bancshares, 5.700%	101,399	2,375,779
Huntington Bancshares, 4.500%	295,250	5,476,888
JPMorgan Chase, 6.000%	1,097,567	27,713,567
JPMorgan Chase, 5.750% (B)	992,594	24,526,998
JPMorgan Chase, 4.750% (B)	522,666	11,341,852
JPMorgan Chase, 4.625% (B)	1,099,067	21,937,377
JPMorgan Chase, 4.550%	892,662	17,728,267
JPMorgan Chase, 4.200% (B)	1,188,273	21,911,754
Kemper, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.140% (A)	86,772	2,056,496
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (A)	298,849	7,611,684

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
KeyCorp, 5.650%	250,797	$5,994,048
KeyCorp, 5.625%	265,707	6,318,512
KKR, 6.000%	341,678	21,266,039
KKR Group Finance IX, 4.625% (B)	299,649	5,693,331
M&T Bank, 5.625%, ICE LIBOR USD 3 Month + 4.020% (A)	145,248	3,840,357
MetLife, 5.625% (B)	473,577	11,621,580
MetLife, 4.750% (B)	579,399	12,433,903
MetLife, 4.145%, ICE LIBOR USD 3 Month + 1.000% (A)	360,053	7,409,891
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (A)	508,008	12,989,765
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (A) (B)	499,601	12,689,865
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (A) (B)	595,970	15,179,356
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (A)	580,072	14,356,782
Morgan Stanley, 4.875% (B)	295,260	6,179,792
Morgan Stanley, 4.250%	766,585	14,112,830
Morgan Stanley, 4.000%, ICE LIBOR USD 3 Month + 0.700% (A)	637,420	12,257,587
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (A)	308,085	7,545,002
New York Community Capital Trust V, 6.000% (B)	48,890	2,266,052
Northern Trust, 4.700% (B)	236,236	5,138,133
Oaktree Capital Group, 6.625%	97,940	2,370,148
Oaktree Capital Group, 6.550%	136,452	3,300,774
PNC Financial Services Group, 6.850%, ICE LIBOR USD 3 Month + 4.067% (A)	876,000	22,092,720
Prospect Capital, 5.350%	78,610	1,418,124
Prudential Financial, 5.625% (B)	337,662	8,195,057

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Prudential Financial, 4.125% (B)	295,255	$6,061,585
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A) (B)	299,188	7,482,692
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (A)	299,205	6,932,580
Regions Financial, 4.450%	240,951	4,563,612
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A)	236,244	5,993,510
Signature Bank NY, 5.000%	434,860	8,105,790
Silvergate Capital, 5.375%	109,237	1,836,274
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A) (B)	437,492	10,806,052
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A) (B)	299,030	7,406,973
Stifel Financial, 6.250%	92,644	2,306,836
Stifel Financial, 6.125%	137,519	3,395,344
Stifel Financial, 4.500%	168,149	3,016,593
SVB Financial Group, 5.250% (B)	223,213	4,674,080
Synchrony Financial, 5.625% (B)	446,848	8,914,618
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (A)	204,900	4,911,453
Texas Capital Bancshares, 5.750%	169,908	3,737,976
Truist Financial, 5.250% (B)	343,429	7,953,816
Truist Financial, 4.750% (B)	536,918	10,818,898
Unum Group, 6.250%	174,469	4,244,831
US Bancorp, 5.500% (B)	343,610	8,236,332
US Bancorp, 4.500%	261,883	5,211,472
US Bancorp, 4.000%	447,146	8,030,742
US Bancorp, 3.750% (B)	281,518	4,833,664
US Bancorp, 3.532%, ICE LIBOR USD 3 Month + 1.020% (A) (B)	8,374	6,235,364

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 0.600% (A) (B)	588,089	$11,561,830
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A) (B)	169,953	4,021,088
W R Berkley, 5.700%	101,010	2,354,543
W R Berkley, 5.100% (B)	170,249	3,699,511
W R Berkley, 4.250%	152,482	2,842,264
Washington Federal, 4.875% (B)	170,048	3,327,839
Wells Fargo, 7.500% (B)	58,656	72,733,440
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A) (B)	494,323	12,481,656
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (A) (B)	1,009,416	24,236,078
Wells Fargo, 5.625%	411,678	9,740,301
Wells Fargo, 4.750%	1,179,608	23,297,258
Wells Fargo, 4.700%	678,782	13,270,188
Wells Fargo, 4.375% (B)	608,182	11,178,385
Wells Fargo, 4.250% (B)	725,482	13,174,753
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (A)	168,338	3,683,235
Wintrust Financial, 6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507% (A)	168,402	4,353,192
		1,355,793,438
Industrials — 1.3%
Air Lease, 6.150%, ICE LIBOR USD 3 Month + 3.650% (A)	145,220	3,450,427
Fortress Transportation and Infrastructure Investors, 8.250%, ICE LIBOR USD 3 Month + 6.886% (A)	60,065	1,394,109
Pitney Bowes, 6.700%	250,785	5,058,333

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
RBC Bearings, 5.000%	67,722	$8,016,930
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (A)	322,736	8,978,516
		26,898,315
Information Technology — 0.5%
II-VI, 6.000%	33,663	6,815,074
Sabre, 6.500%	47,220	4,494,400
		11,309,474
Real Estate — 6.4%
Agree Realty, 4.250% ‡ (B)	93,933	1,763,122
Brookfield Property Partners, 6.375%	145,023	2,867,105
Brookfield Property Partners, 5.750%	167,993	3,007,075
Brookfield Property Preferred, 6.250%	386,172	7,534,216
Digital Realty Trust, 5.850% ‡	128,824	3,232,194
Digital Realty Trust, 5.250% ‡	116,002	2,715,607
Digital Realty Trust, 5.200% ‡	208,163	4,885,586
Diversified Healthcare Trust, 6.250% ‡	147,638	2,359,255
Diversified Healthcare Trust, 5.625% ‡	198,149	3,051,495
EPR Properties, 5.750% ‡	101,108	2,230,442
EPR Properties, 5.750% ‡	84,847	1,823,345
Federal Realty Investment Trust, 5.000% ‡	86,804	2,110,205
Global Net Lease, 6.875% ‡	66,265	1,614,215
Hudson Pacific Properties, 4.750% ‡	258,957	4,948,668
Kimco Realty, 5.250% ‡	156,906	3,776,727
Kimco Realty, 5.125% ‡	130,661	3,096,666
Office Properties Income Trust, 6.375% ‡	93,788	2,069,901
PS Business Parks, 5.250% ‡ (B)	133,309	2,520,873
PS Business Parks, 5.200% ‡	115,726	2,195,322
PS Business Parks, 4.875% ‡	196,386	3,513,346
Public Storage, 5.600% ‡	172,895	4,381,159

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Public Storage, 5.150% ‡	158,879	$3,859,171
Public Storage, 5.050% ‡	177,311	4,310,430
Public Storage, 4.875% ‡ (B)	185,980	4,290,559
Public Storage, 4.750% ‡ (B)	133,485	2,900,629
Public Storage, 4.700% ‡ (B)	143,988	3,195,094
Public Storage, 4.625% ‡ (B)	337,623	7,454,716
Public Storage, 4.125% ‡ (B)	133,346	2,609,581
Public Storage, 4.100% ‡	144,979	2,751,701
Public Storage, 4.000% ‡	361,193	6,743,473
Public Storage, 4.000% ‡	253,013	4,695,921
Public Storage, 3.950% ‡	76,002	1,379,436
Public Storage, 3.900% ‡	97,247	1,752,391
Public Storage, 3.875% ‡	167,499	3,113,806
RLJ Lodging Trust, 1.950% ‡ (B)	190,272	4,891,893
Vornado Realty Trust, 5.400% ‡ (B)	177,451	3,854,236
Vornado Realty Trust, 5.250% ‡	170,236	3,551,123
Vornado Realty Trust, 5.250% ‡	188,097	3,914,299
Vornado Realty Trust, 4.450% ‡	167,847	2,954,107
		133,919,090
Utilities — 12.8%
AES, 6.875%	153,151	14,929,160
Alabama Power, 5.000%	142,415	3,517,651
American Electric Power, 6.125% (B)	249,749	13,763,667
CMS Energy, 5.875%	375,844	9,020,256
CMS Energy, 5.625%	116,009	2,755,214
CMS Energy, 4.200% (B)	140,948	2,469,409
DTE Energy, 5.250% (B)	236,228	5,501,750
DTE Energy, 4.375%	128,312	2,439,211
DTE Energy, 4.375%	162,540	3,016,742
Duke Energy, 5.750%	596,052	15,038,392
Duke Energy, 5.625%	295,265	7,307,809

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Entergy Arkansas, 4.875% (B)	232,547	$5,364,859
Entergy Louisiana, 4.875%	156,844	3,649,760
Entergy Mississippi, 4.900% (B)	151,096	3,511,471
Georgia Power, 5.000%	160,284	3,955,809
National Rural Utilities Cooperative Finance, 5.500% (B)	142,341	3,463,157
NextEra Energy, 6.219%	592,939	31,052,215
NextEra Energy Capital Holdings, 5.650% (B)	409,885	9,988,897
NiSource, 7.750%	126,985	14,405,178
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A) (B)	295,269	7,470,306
PG&E, 5.500%	233,774	26,694,653
SCE Trust III, 5.750%, ICE LIBOR USD 3 Month + 2.990% (A)	163,153	3,467,001
SCE Trust IV, 5.375%, ICE LIBOR USD 3 Month + 3.132% (A) (B)	184,451	3,698,243
SCE Trust V, 5.450%, ICE LIBOR USD 3 Month + 3.790% (A)	174,375	3,836,250
SCE Trust VI, 5.000%	267,144	5,142,522
Sempra Energy, 5.750%	439,641	10,823,961
South Jersey Industries, 8.750%	95,201	6,478,428
South Jersey Industries, 5.625%	115,640	2,191,378
Southern, 5.250% (B)	265,699	6,238,613
Southern, 4.950%	579,520	12,656,717
Southern, 4.200%	447,031	8,529,351
Spire, 5.900%	142,236	3,470,558
Tennessee Valley Authority, 2.134%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940% (A) (B)	148,709	3,279,033
UGI, 7.250%	33,671	3,064,061
		262,191,682
TOTAL UNITED STATES		1,983,270,381

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $2,421,032,769)		$2,050,180,119

SHORT-TERM INVESTMENT(C)(D) — 2.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $48,206,851)	48,206,851	48,206,851

REPURCHASE AGREEMENT(C) — 2.5%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $51,312,589 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,407,337 - $5,364,296, 0.750%, 02/15/2050, with a total market value of $52,396,875)
(Cost $51,309,510)	$51,309,510	51,309,510
TOTAL INVESTMENTS — 104.3%
(Cost $2,520,549,130)		$2,149,696,480

Percentages are based on Net Assets of $2,060,214,509.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $96,053,261.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $99,516,361.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Preferred ETF

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,050,180,119	$—	$—	$2,050,180,119
Short-Term Investment	48,206,851	—	—	48,206,851
Repurchase Agreement	—	51,309,510	—	51,309,510
Total Investments in Securities	$2,098,386,970	$51,309,510	$—	$2,149,696,480

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
BERMUDA— 1.0%
Energy — 0.5%
Seapeak, 8.500%, ICE LIBOR USD 3 Month + 6.241% (A)	49,957	$1,233,938
Financials — 0.5%
SiriusPoint, 8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298% (A)	58,745	1,383,445
TOTAL BERMUDA		2,617,383
CANADA— 1.8%
Utilities — 1.8%
Algonquin Power & Utilities, 6.875%, ICE LIBOR USD 3 Month + 3.677% (A)	84,399	2,091,407
Algonquin Power & Utilities, 6.200%, ICE LIBOR USD 3 Month + 4.010% (A)	104,457	2,534,127
TOTAL CANADA		4,625,534
CHINA— 0.4%
Industrials — 0.4%
Textainer Group Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.134% (A)	44,165	1,106,775
TOTAL CHINA		1,106,775
UNITED STATES— 96.3%
Consumer Staples — 2.7%
CHS, Ser 2, 7.100%, ICE LIBOR USD 3 Month + 4.298% (A)	125,312	3,241,821
CHS, Ser 3, 6.750%, ICE LIBOR USD 3 Month + 4.155% (A)	146,920	3,780,252
		7,022,073
Energy — 5.1%
DCP Midstream, 7.950%, ICE LIBOR USD 3 Month + 4.882% (A)	32,389	812,964

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (A)	238,583	$5,594,771
NuStar Energy, 8.769%, ICE LIBOR USD 3 Month + 6.766% (A)	66,501	1,540,828
NuStar Energy, 7.646%, ICE LIBOR USD 3 Month + 5.643% (A)	114,908	2,419,962
NuStar Logistics, 9.246%, ICE LIBOR USD 3 Month + 6.734% (A)	120,099	2,984,460
		13,352,985
Financials — 83.7%
AGNC Investment, 6.875%, ICE LIBOR USD 3 Month + 4.332% ‡,(A)	69,084	1,495,669
AGNC Investment, 6.500%, ICE LIBOR USD 3 Month + 4.993% ‡,(A)	120,116	2,670,179
AGNC Investment, 6.125%, ICE LIBOR USD 3 Month + 4.697% ‡,(A)	171,535	3,681,141
American Equity Investment Life Holding, 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297% (A)	88,010	2,164,166
American Equity Investment Life Holding, 5.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322% (A)	119,364	2,783,568
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(A)	132,027	3,078,870
Arbor Realty Trust, 6.250%, U.S. SOFR + 5.440% ‡,(A)	81,821	1,722,332
Argo Group International Holdings, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712% (A)	44,173	928,516
Athene Holding, 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970% (A)	178,963	4,592,191
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (A)	257,206	6,288,687

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.450%, ICE LIBOR USD 3 Month + 1.327% (A)	313,082	$8,099,431
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.750% (A)	61,808	1,220,708
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.500% (A)	125,851	2,504,435
Bank of America, 4.000%, ICE LIBOR USD 3 Month + 0.350% (A)	93,170	1,826,132
Bank of America, 3.693%, ICE LIBOR USD 3 Month + 0.650% (A)	87,795	1,629,475
Chimera Investment, 8.000%, ICE LIBOR USD 3 Month + 5.791% ‡,(A)	95,356	2,114,043
Chimera Investment, 8.000%, ICE LIBOR USD 3 Month + 5.379% ‡,(A)	58,773	1,262,444
Chimera Investment, 7.750%, ICE LIBOR USD 3 Month + 4.743% ‡,(A)	76,338	1,561,875
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (A)	283,279	7,277,438
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (A)	445,715	11,298,875
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (A)	88,001	2,186,825
Enstar Group, 7.000%, ICE LIBOR USD 3 Month + 4.015% (A)	119,360	2,877,770
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (A)	134,256	3,440,981
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (A)	208,768	5,269,304
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.670% (A)	402,535	7,720,621
Goldman Sachs Group, 4.000%, ICE LIBOR USD 3 Month + 0.750% (A)	58,782	1,132,141
Goldman Sachs Group, 3.750%, ICE LIBOR USD 3 Month + 0.750% (A)	223,711	4,165,499

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Granite Point Mortgage Trust, 7.000%, U.S. SOFR + 5.830% ‡,(A)	60,494	$1,315,140
Invesco Mortgage Capital, 7.500%, ICE LIBOR USD 3 Month + 5.289% ‡,(A)	84,437	1,636,389
Kemper, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.140% (A)	44,166	1,046,734
KeyCorp, 6.125%, ICE LIBOR USD 3 Month + 3.892% (A)	149,157	3,799,029
M&T Bank, 5.625%, ICE LIBOR USD 3 Month + 4.020% (A)	73,434	1,941,595
MetLife, 4.145%, ICE LIBOR USD 3 Month + 1.000% (A)	178,993	3,683,676
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (A)	197,518	5,050,535
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (A)	194,656	4,944,262
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (A)	228,985	5,832,248
Morgan Stanley, 5.850%, ICE LIBOR USD 3 Month + 3.491% (A)	228,988	5,667,453
Morgan Stanley, 4.000%, ICE LIBOR USD 3 Month + 0.700% (A)	251,910	4,844,229
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (A)	153,631	3,762,423
New York Mortgage Trust, 6.875%, U.S. SOFR + 6.130% ‡,(A)	36,821	791,652
PNC Financial Services Group, 6.850%, ICE LIBOR USD 3 Month + 4.067% (A)	447,208	11,278,586
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (A)	149,155	3,730,367
Regions Financial, 5.700%, ICE LIBOR USD 3 Month + 3.148% (A)	149,165	3,456,153
Reinsurance Group of America, 5.750%, ICE LIBOR USD 3 Month + 4.040% (A)	119,352	3,027,960

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Rithm Capital, 7.500%, ICE LIBOR USD 3 Month + 5.802% ‡,(A)	45,666	$994,605
Rithm Capital, 7.125%, ICE LIBOR USD 3 Month + 5.640% ‡,(A)	82,911	1,787,561
Rithm Capital, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	138,750	3,021,975
Rithm Capital, 6.375%, ICE LIBOR USD 3 Month + 4.969% ‡,(A)	118,111	2,306,708
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (A)	223,673	5,524,723
State Street, 5.350%, ICE LIBOR USD 3 Month + 3.709% (A)	149,159	3,694,668
Synovus Financial, 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (A)	104,457	2,503,834
Two Harbors Investment, 7.625%, ICE LIBOR USD 3 Month + 5.352% ‡,(A)	84,426	1,812,626
Two Harbors Investment, 7.250%, ICE LIBOR USD 3 Month + 5.011% ‡,(A)	86,630	1,832,225
US Bancorp, 3.532%, ICE LIBOR USD 3 Month + 1.020% (A)	4,286	3,191,398
US Bancorp, 3.500%, ICE LIBOR USD 3 Month + 0.600% (A)	298,216	5,862,927
Voya Financial, 5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	88,017	2,082,482
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (A)	250,496	6,325,024
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (A)	514,276	12,347,767
Western Alliance Bancorp, 4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452% (A)	88,029	1,926,075

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Wintrust Financial, 6.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507% (A)	84,394	$2,181,585
		218,197,930
Industrials — 2.7%
Air Lease, 6.150%, ICE LIBOR USD 3 Month + 3.650% (A)	73,441	1,744,958
Fortress Transportation and Infrastructure Investors, 8.250%, ICE LIBOR USD 3 Month + 6.886% (A)	30,803	714,938
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (A)	161,152	4,483,249
		6,943,145
Utilities — 2.1%
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (A)	149,157	3,773,672
Tennessee Valley Authority, 2.134%, US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940% (A)	75,142	1,656,881
		5,430,553
TOTAL UNITED STATES		250,946,686
TOTAL PREFERRED STOCK
(Cost $272,882,610)		259,296,378
TOTAL INVESTMENTS — 99.5%
(Cost $272,882,610)		$259,296,378

Percentages are based on Net Assets of $260,717,152.

‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Variable Rate Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 96.8%
Energy — 96.8%
Cheniere Energy Partners	1,270,209	$64,958,488
Crestwood Equity Partners	2,379,156	63,428,299
DCP Midstream	1,782,318	67,763,730
Delek Logistics Partners	1,053,581	65,332,558
Energy Transfer	11,230,558	131,509,834
Enterprise Products Partners	5,324,737	140,147,078
Genesis Energy	5,655,838	65,494,604
Holly Energy Partners	3,577,701	63,539,970
Magellan Midstream Partners	2,251,016	116,219,956
MPLX	3,218,482	104,986,883
NGL Energy Partners *	50,000	77,000
NuStar Energy	4,139,948	66,073,570
PBF Logistics	3,332,837	61,757,470
Plains All American Pipeline	6,798,904	79,887,122
Shell Midstream Partners	3,916,862	61,925,588
Western Midstream Partners	3,327,830	93,545,301
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $770,930,777)		1,246,647,451

COMMON STOCK — 4.2%
Energy — 4.2%
EnLink Midstream	2,754,257	27,983,251
Hess Midstream, Cl A	903,304	25,572,536
Phillips 66	8,114	725,879
TOTAL COMMON STOCK
(Cost $38,491,577)		54,281,666
TOTAL INVESTMENTS — 101.0%
(Cost $809,422,354)		$1,300,929,117

Percentages are based on Net Assets of $1,288,406,007.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X MLP ETF

* Non-income producing security.

Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 75.4%
CANADA — 21.9%
Energy — 21.9%
Enbridge	2,115,466	$87,199,508
Pembina Pipeline	1,215,513	42,931,919
TC Energy	1,826,184	88,022,069
TOTAL CANADA		218,153,496
UNITED STATES — 53.5%
Energy — 53.5%
Antero Midstream	4,118,137	41,469,640
Archrock	1,726,884	12,761,673
Cheniere Energy	498,362	79,827,625
EnLink Midstream	3,234,467	32,862,185
Equitrans Midstream	4,747,258	44,007,082
Hess Midstream, Cl A (A)	547,862	15,509,973
Kinder Morgan	3,791,548	69,461,159
Kinetik Holdings, Cl A (A)	214,913	7,923,842
ONEOK	1,038,379	63,579,946
Plains GP Holdings, Cl A	2,433,361	29,151,665
Targa Resources	670,872	45,773,596
Williams	2,639,720	89,829,672
TOTAL UNITED STATES		532,158,058
TOTAL COMMON STOCK
(Cost $600,999,693)		750,311,554

MASTER LIMITED PARTNERSHIPS — 24.4%
UNITED STATES— 24.4%
Energy — 24.4%
Cheniere Energy Partners	144,058	7,367,126
Crestwood Equity Partners	177,956	4,744,307
DCP Midstream	319,068	12,130,965
Delek Logistics Partners	30,052	1,863,524

Schedule of Investments	August 31, 2022 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Energy Transfer	3,893,638	$45,594,501
Enterprise Products Partners	1,678,097	44,167,513
Holly Energy Partners	158,441	2,813,912
Magellan Midstream Partners	745,674	38,499,149
MPLX	1,189,135	38,789,584
Plains All American Pipeline	1,605,316	18,862,463
Shell Midstream Partners	407,232	6,438,338
Western Midstream Partners	758,805	21,330,009
TOTAL UNITED STATES		242,601,391
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $147,547,052)		242,601,391

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $7,344,937)	7,344,937	7,344,937

REPURCHASE AGREEMENT(B) — 0.8%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $7,817,683 (collateralized by various U.S. Treasury Obligations, ranging in par value $671,515 - $817,320, 0.750%, 02/15/2050, with a total market value of $7,983,343)
(Cost $7,817,668)	$7,817,668	7,817,668
TOTAL INVESTMENTS — 101.3%
(Cost $763,709,350)		$1,008,075,550

Percentages are based on Net Assets of $994,731,011.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X MLP & Energy Infrastructure ETF

(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $14,755,940.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $15,162,605.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$750,311,554	$—	$—	$750,311,554
Master Limited Partnerships	242,601,391	—	—	242,601,391
Short-Term Investment	7,344,937	—	—	7,344,937
Repurchase Agreement	—	7,817,668	—	7,817,668
Total Investments in Securities	$1,000,257,882	$7,817,668	$—	$1,008,075,550

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 0.9%
Financials — 0.5%
Toronto-Dominion Bank	47,808	$3,075,966
Information Technology — 0.4%
Shopify, Cl A *	81,292	2,572,892
TOTAL CANADA		5,648,858
UNITED STATES — 99.0%
Communication Services — 7.6%
Alphabet, Cl A *	177,537	19,213,054
AT&T	166,886	2,927,180
Comcast, Cl A	71,738	2,596,198
Meta Platforms, Cl A *	17,706	2,884,839
Netflix *	13,781	3,080,880
Omnicom Group	44,060	2,947,614
Take-Two Interactive Software *	23,846	2,922,566
T-Mobile US *	22,935	3,301,723
Verizon Communications	68,335	2,857,086
Walt Disney *	29,569	3,314,094
Warner Bros Discovery *	207,363	2,745,486
		48,790,720
Consumer Discretionary — 11.5%
Amazon.com *	111,556	14,141,954
AutoZone *	1,397	2,960,536
Best Buy	39,566	2,796,921
Booking Holdings *	1,667	3,126,975
BorgWarner	86,138	3,247,403
Choice Hotels International	25,936	2,975,119
Darden Restaurants	25,370	3,138,523
eBay	65,098	2,872,775
Etsy *	31,273	3,302,741

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
General Motors	87,633	$3,348,457
Home Depot	9,922	2,861,703
Lowe's	15,520	3,013,053
Lululemon Athletica *	9,991	2,996,900
Marriott International, Cl A	20,121	3,093,403
NIKE, Cl B	27,846	2,964,207
Shake Shack, Cl A *	63,103	3,007,489
Starbucks	36,334	3,054,599
Target	19,275	3,090,553
Vail Resorts	13,010	2,923,087
VF	64,005	2,653,007
Whirlpool	18,725	2,932,335
		74,501,740
Consumer Staples — 8.5%
Campbell Soup	63,473	3,197,770
Church & Dwight	32,777	2,743,763
Clorox	20,542	2,965,032
Coca-Cola	49,922	3,080,687
Colgate-Palmolive	39,239	3,068,882
Costco Wholesale	5,814	3,035,489
Estee Lauder, Cl A	11,685	2,972,430
General Mills	41,256	3,168,461
Hershey	14,508	3,259,512
Hormel Foods	63,829	3,209,322
J M Smucker	23,643	3,309,784
Kellogg	42,686	3,104,980
Kimberly-Clark	23,496	2,996,210
McCormick	36,108	3,035,599
PepsiCo	17,903	3,084,150
Procter & Gamble	21,254	2,931,777
Sysco	34,983	2,876,302

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walgreens Boots Alliance	78,589	$2,755,330
		54,795,480
Energy — 1.6%
Chevron	21,078	3,331,589
ConocoPhillips	34,888	3,818,491
ONEOK	52,382	3,207,350
		10,357,430
Financials — 9.5%
Aflac	54,952	3,265,248
Allstate	26,158	3,152,039
American Express	19,836	3,015,072
Bank of America	90,847	3,053,368
BlackRock, Cl A	4,903	3,267,310
Capital One Financial	27,892	2,951,531
Citigroup	58,495	2,855,141
CME Group, Cl A	15,069	2,947,647
FactSet Research Systems	7,601	3,293,817
Hartford Financial Services Group	47,613	3,061,992
JPMorgan Chase	26,448	3,007,931
Moody's	10,304	2,931,694
Morgan Stanley	36,854	3,140,698
Northern Trust	31,625	3,007,221
PNC Financial Services Group	18,785	2,968,030
Progressive	27,318	3,350,553
Prudential Financial	31,801	3,044,946
S&P Global	8,595	3,026,987
T Rowe Price Group	25,085	3,010,200
US Bancorp	64,068	2,922,142
		61,273,567
Health Care — 13.2%
Abbott Laboratories	27,823	2,856,031

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AbbVie	21,001	$2,823,794
Agilent Technologies	24,279	3,113,782
Amgen	12,369	2,972,271
Becton Dickinson	12,840	3,241,073
Biogen *	14,748	2,881,464
Boston Scientific *	79,695	3,212,505
Bristol-Myers Squibb	43,050	2,902,000
Cigna	11,281	3,197,599
Edwards Lifesciences *	29,613	2,668,131
Eli Lilly	9,241	2,783,666
Gilead Sciences	49,950	3,170,326
Humana	6,199	2,986,554
IDEXX Laboratories *	7,736	2,689,188
Illumina *	15,044	3,033,472
Intuitive Surgical *	14,355	2,953,398
IQVIA Holdings *	14,176	3,014,668
Johnson & Johnson	17,949	2,895,892
Merck	33,696	2,876,291
Mettler-Toledo International *	2,528	3,065,099
PerkinElmer	21,322	2,879,749
Pfizer	59,285	2,681,461
Quest Diagnostics	23,715	2,971,727
Regeneron Pharmaceuticals *	5,195	3,018,607
Stryker	15,221	3,123,349
Thermo Fisher Scientific	5,427	2,959,452
Vertex Pharmaceuticals *	10,825	3,050,052
Waters *	8,781	2,622,007
Zoetis, Cl A	17,069	2,671,811
		85,315,419
Industrials — 9.7%
3M	22,647	2,816,155

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	17,028	$3,145,242
CH Robinson Worldwide	29,789	3,400,414
Cummins	14,825	3,192,860
Deere	9,741	3,557,900
Expeditors International of Washington	30,033	3,090,095
FedEx	13,357	2,815,789
Honeywell International	16,880	3,196,228
Illinois Tool Works	16,015	3,120,203
Owens Corning	37,169	3,037,822
Republic Services, Cl A	23,193	3,310,105
Rockwell Automation	13,712	3,248,921
Southwest Airlines *	75,468	2,769,676
Stanley Black & Decker	26,257	2,313,242
Union Pacific	14,422	3,237,883
United Parcel Service, Cl B	16,162	3,143,671
Verisk Analytics, Cl A	16,448	3,078,408
Waste Management	19,590	3,311,298
WW Grainger	6,532	3,624,868
Xylem	36,011	3,280,602
		62,691,382
Information Technology — 29.8%
Accenture, Cl A	10,504	3,029,984
Adobe *	7,572	2,827,688
Advanced Micro Devices *	34,486	2,926,827
Akamai Technologies *	32,274	2,913,697
Analog Devices	18,612	2,820,276
Apple	251,760	39,581,707
Applied Materials	29,882	2,811,000
Arista Networks *	29,679	3,557,919
Autodesk *	15,496	3,126,163
Automatic Data Processing	13,791	3,370,658

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Block, Cl A *	42,287	$2,913,997
CDW	17,851	3,047,166
Cisco Systems	68,319	3,055,226
Cognizant Technology Solutions, Cl A	43,961	2,777,016
Dell Technologies, Cl C	69,415	2,657,900
F5 *	19,723	3,097,694
Fiserv *	30,433	3,079,515
HubSpot *	10,126	3,412,867
Intel	77,483	2,473,257
Intuit	6,990	3,018,142
Jack Henry & Associates	15,197	2,920,863
Keysight Technologies *	20,168	3,305,334
Lam Research	6,540	2,863,931
Littelfuse	11,781	2,794,689
Mastercard, Cl A	8,827	2,863,214
Microsoft	120,239	31,438,891
Motorola Solutions	13,737	3,343,723
NVIDIA	17,526	2,645,375
ON Semiconductor *	51,149	3,517,517
Oracle	41,680	3,090,572
Paychex	24,803	3,059,202
Paycom Software *	9,363	3,288,286
PayPal Holdings *	37,934	3,544,553
Salesforce *	16,658	2,600,647
Synopsys *	8,984	3,108,644
Texas Instruments	18,321	3,026,812
Trimble *	49,027	3,100,958
Tyler Technologies *	8,469	3,146,318
Universal Display	26,665	2,979,281
Visa, Cl A	14,223	2,826,252
Workday, Cl A *	20,525	3,377,594

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zendesk *	40,348	$3,097,516
		192,438,871
Materials — 2.2%
Air Products & Chemicals	12,936	3,265,693
Celanese, Cl A	26,792	2,970,161
Ecolab	18,581	3,044,125
International Flavors & Fragrances	24,839	2,744,213
Newmont	59,071	2,443,177
		14,467,369
Real Estate — 2.3%
American Tower ‡	11,707	2,974,163
CBRE Group, Cl A *	36,936	2,916,467
Equinix ‡	4,648	3,055,456
Jones Lang LaSalle *	16,512	2,856,576
ProLogis ‡	23,961	2,983,384
		14,786,046
Utilities — 3.1%
American Water Works	20,495	3,042,483
Constellation Energy	56,264	4,590,580
Duke Energy	29,332	3,135,884
Exelon	69,022	3,030,756
NextEra Energy	37,836	3,218,330
WEC Energy Group	31,338	3,232,201
		20,250,234
TOTAL UNITED STATES		639,668,258

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $674,646,703)		$645,317,116
TOTAL INVESTMENTS — 99.9%
(Cost $674,646,703)		$645,317,116

Percentages are based on Net Assets of $646,151,994.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 3.2%
Activision Blizzard	1,564	$122,758
AT&T	87,192	1,529,348
Charter Communications, Cl A *	344	141,945
Electronic Arts	7,021	890,754
Liberty Broadband, Cl C *	901	91,632
TEGNA	3,811	81,555
T-Mobile US *	1,019	146,695
Verizon Communications	47,717	1,995,048
		4,999,735
Consumer Discretionary — 3.5%
AutoZone *	504	1,068,082
Dollar General	1,084	257,363
Dollar Tree *	4,355	590,886
Domino's Pizza	295	109,699
H&R Block	3,428	154,260
Hasbro	1,379	108,693
McDonald's	9,184	2,316,940
Murphy USA	605	175,553
O'Reilly Automotive *	212	147,789
Service International	2,253	139,033
Yum! Brands	2,726	303,240
		5,371,538
Consumer Staples — 11.5%
Archer-Daniels-Midland	10,181	894,808
Bunge	2,651	262,900
Church & Dwight	1,207	101,038
Coca-Cola	86,094	5,312,861
Constellation Brands, Cl A	473	116,382
Costco Wholesale	6,565	3,427,586
Flowers Foods	77,654	2,119,954

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hershey	3,675	$825,662
Hormel Foods	2,993	150,488
Kroger	11,246	539,133
Mondelez International, Cl A	1,860	115,060
PepsiCo	6,881	1,185,390
Procter & Gamble	818	112,835
Tyson Foods, Cl A	4,781	360,392
Walmart	17,355	2,300,405
		17,824,894
Energy — 19.7%
Antero Resources *	7,817	313,305
APA	9,750	381,323
Baker Hughes, Cl A	20,784	525,004
Cheniere Energy	4,591	735,386
Chesapeake Energy	2,187	219,772
Chevron	29,009	4,585,163
ConocoPhillips	29,821	3,263,908
Continental Resources	1,720	120,108
Coterra Energy	22,118	683,667
Devon Energy	22,152	1,564,374
Diamondback Energy	3,653	486,872
DT Midstream	1,543	85,189
EOG Resources	12,281	1,489,685
EQT	7,252	346,646
Exxon Mobil	44,636	4,266,755
Halliburton	16,368	493,168
Helmerich & Payne	1,403	59,978
Hess	4,590	554,380
HF Sinclair	3,317	174,574
Marathon Oil	20,612	527,461
Marathon Petroleum	13,467	1,356,800

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Matador Resources	2,178	$129,809
Murphy Oil	3,297	128,484
Occidental Petroleum	28,749	2,041,179
Ovintiv	4,894	260,067
PDC Energy	1,657	112,527
Phillips 66	7,427	664,419
Pioneer Natural Resources	6,095	1,543,376
Range Resources	5,440	178,758
Schlumberger	22,996	877,297
SM Energy	3,000	132,210
Southwestern Energy *	16,822	125,997
Targa Resources	4,308	293,935
Valero Energy	10,014	1,172,840
Williams	21,023	715,413
		30,609,829
Financials — 9.0%
AGNC Investment ‡	161,100	1,925,145
Alleghany *	356	299,460
Allstate	843	101,581
American Financial Group	1,166	148,875
Annaly Capital Management ‡	40,290	259,870
Aon, Cl A	3,103	866,544
Arch Capital Group *	5,579	255,072
Arthur J Gallagher	15,919	2,890,413
Berkshire Hathaway, Cl B *	5,306	1,489,925
Chubb	6,011	1,136,380
Cullen	862	112,025
FactSet Research Systems	297	128,702
First Horizon	10,764	243,482
Intercontinental Exchange	1,198	120,818
LPL Financial Holdings	1,344	297,468

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	2,883	$524,072
Marsh & McLennan	15,203	2,453,308
Nasdaq	2,427	144,479
Progressive	1,373	168,398
Unum Group	2,898	109,689
W R Berkley	6,027	390,550
		14,066,256
Health Care — 25.7%
AbbVie	27,174	3,653,816
AmerisourceBergen, Cl A	3,712	544,031
Baxter International	1,570	90,212
Becton Dickinson	456	115,103
Bristol-Myers Squibb	53,025	3,574,415
Change Healthcare *	98,631	2,423,364
CVS Health	19,301	1,894,393
Eli Lilly	13,196	3,975,031
Gilead Sciences	1,928	122,370
Intra-Cellular Therapies *	1,415	71,118
Johnson & Johnson	13,708	2,211,649
McKesson	5,207	1,910,969
Medtronic	1,284	112,889
Merck	54,866	4,683,362
Pfizer	114,621	5,184,308
Premier, Cl A	62,824	2,213,918
QIAGEN *	31,448	1,428,683
Quest Diagnostics	1,875	234,956
United Therapeutics *	666	150,929
UnitedHealth Group	7,469	3,878,876
Vertex Pharmaceuticals *	5,266	1,483,748
		39,958,140

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 8.6%
Avis Budget Group *	552	$92,394
Builders FirstSource *	2,228	130,583
CACI International, Cl A *	491	137,907
Carlisle	826	244,215
FTI Consulting *	13,104	2,104,502
General Dynamics	3,886	889,622
L3Harris Technologies	711	162,243
Leidos Holdings	1,200	114,060
Lockheed Martin	5,916	2,485,371
Northrop Grumman	2,843	1,358,926
Quanta Services	2,382	336,577
Republic Services, Cl A	18,020	2,571,814
Univar Solutions *	2,253	56,821
Waste Management	15,279	2,582,609
WillScot Mobile Mini Holdings *	2,503	100,470
		13,368,114
Information Technology — 10.5%
Akamai Technologies *	1,110	100,211
Amdocs	27,113	2,317,348
Automatic Data Processing	889	217,280
Cisco Systems	46,104	2,061,771
Citrix Systems	22,989	2,362,579
ExlService Holdings *	494	82,849
HP	15,403	442,220
International Business Machines	18,122	2,327,771
Jack Henry & Associates	11,969	2,300,442
Mandiant *	5,244	119,878
NortonLifeLock	5,372	121,353
ON Semiconductor *	7,650	526,090
Palo Alto Networks *	1,316	732,762
Paychex	1,194	147,268

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Pure Storage, Cl A *	4,074	$118,024
Rogers *	9,059	2,269,461
		16,247,307
Materials — 1.9%
Air Products & Chemicals	583	147,179
Alcoa	2,886	142,799
CF Industries Holdings	5,500	569,030
Corteva	12,506	768,244
Mosaic	8,090	435,808
Nucor	3,950	525,113
Sonoco Products	1,856	116,965
Steel Dynamics	2,753	222,222
		2,927,360
Real Estate — 2.0%
Camden Property Trust ‡	870	111,804
Digital Realty Trust ‡	937	115,841
Equity LifeStyle Properties ‡	1,486	104,169
Essex Property Trust ‡	434	115,036
First Industrial Realty Trust ‡	2,437	123,507
Invitation Homes ‡	2,778	100,786
Iron Mountain ‡	3,728	196,130
Mid-America Apartment Communities ‡	706	116,963
Public Storage ‡	6,145	2,032,950
Sun Communities ‡	653	100,373
		3,117,559
Utilities — 4.2%
Alliant Energy	2,470	150,769
Ameren	1,736	160,788
American Electric Power	2,030	203,406
Consolidated Edison	8,386	819,648
Duke Energy	8,187	875,272

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Exelon	19,542	$858,089
Hawaiian Electric Industries	2,744	107,345
National Fuel Gas	7,573	539,728
PNM Resources	49,380	2,342,093
Southern	2,753	212,174
Southwest Gas Holdings	1,094	85,168
Vistra	7,217	178,621
		6,533,101
TOTAL UNITED STATES		155,023,833
TOTAL COMMON STOCK
(Cost $151,272,237)		155,023,833

TOTAL INVESTMENTS — 99.8%
(Cost $151,272,237)		$155,023,833

Percentages are based on Net Assets of $155,402,032.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Adaptive U.S. Risk Management ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Note
3.250%, 08/31/24	$14,000,000	$13,946,406
3.125%, 08/15/25	9,500,000	9,410,195
3.000%, 06/30/24	8,000,000	7,934,063
2.875%, 06/15/25	3,000,000	2,952,188
2.500%, 04/30/24	7,000,000	6,891,992
0.875%, 01/31/24	9,000,000	8,678,672
0.125%, 10/15/23	7,800,000	7,516,031
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $57,430,209)		57,329,547
TOTAL INVESTMENTS — 99.6%
(Cost $57,430,209)		$57,329,547

Percentages are based on Net Assets of $57,558,602.

As of August 31, 2022, all of the Fund's investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 7.1%
Meta Platforms, Cl A *	503	$81,954
Netflix *	538	120,275
Nexstar Media Group, Cl A	646	123,593
ROBLOX, Cl A *	3,338	130,549
Roku, Cl A *	1,103	75,004
Snap, Cl A *	3,571	38,852
ZoomInfo Technologies, Cl A *	2,161	98,153
		668,380
Consumer Discretionary — 8.3%
Airbnb, Cl A *	664	75,112
Carvana, Cl A *	1,752	57,799
DoorDash, Cl A *	1,258	75,354
QuantumScape, Cl A *	6,800	75,004
Rivian Automotive, Cl A *	3,385	110,723
Skechers USA, Cl A *	2,674	101,077
Starbucks	1,372	115,344
Tesla *	348	95,912
Wayfair, Cl A *	1,319	69,525
		775,850
Energy — 5.2%
Antero Resources *	2,909	116,593
Matador Resources	1,875	111,750
New Fortress Energy, Cl A	2,639	151,346
Pioneer Natural Resources	435	110,151
		489,840
Financials — 14.7%
Apollo Global Management	2,057	114,328
Ares Management, Cl A	1,546	114,620
BlackRock, Cl A	163	108,622
Blackstone, Cl A	1,008	94,692

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	809	$85,608
Coinbase Global, Cl A *	899	60,053
Essent Group	2,527	101,055
Intercontinental Exchange	877	88,445
MarketAxess Holdings	388	96,453
Pinnacle Financial Partners	1,321	106,618
Robinhood Markets, Cl A *	10,426	99,568
Signature Bank NY	419	73,057
Starwood Property Trust ‡	4,476	102,635
Tradeweb Markets, Cl A	1,439	100,140
Upstart Holdings *	1,354	35,069
		1,380,963
Health Care — 16.1%
Guardant Health *	1,645	82,349
Ionis Pharmaceuticals *	2,785	118,418
Jazz Pharmaceuticals *	639	99,186
LHC Group *	618	99,789
Masimo *	906	133,082
Medpace Holdings *	766	113,069
Neurocrine Biosciences *	1,137	118,964
Oak Street Health *	5,656	148,187
Penumbra *	590	96,860
Regeneron Pharmaceuticals *	154	89,483
Royalty Pharma, Cl A	2,405	100,553
Ultragenyx Pharmaceutical *	1,436	68,483
United Therapeutics *	577	130,760
Veeva Systems, Cl A *	557	111,021
		1,510,204
Industrials — 5.1%
Axon Enterprise *	913	106,529
Clean Harbors *	969	113,780

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CoStar Group *	1,609	$112,051
Lyft, Cl A *	3,122	45,987
XPO Logistics *	1,904	99,807
		478,154
Information Technology — 31.5%
Affirm Holdings, Cl A *	3,537	82,872
Akamai Technologies *	913	82,426
AppLovin, Cl A *	3,138	77,289
Avalara *	1,346	123,280
Bill.com Holdings *	723	117,039
Block, Cl A *	1,020	70,288
Cloudflare, Cl A *	1,179	73,770
Crowdstrike Holdings, Cl A *	512	93,496
Datadog, Cl A *	841	88,263
Dell Technologies, Cl C	2,179	83,434
Dropbox, Cl A *	4,708	100,704
EPAM Systems *	386	164,629
FleetCor Technologies *	406	86,287
Fortinet *	1,772	86,279
Monolithic Power Systems	261	118,280
NVIDIA	544	82,111
Okta, Cl A *	852	77,873
Palantir Technologies, Cl A *	9,766	75,393
Paycom Software *	362	127,134
Procore Technologies *	1,807	98,662
RingCentral, Cl A *	1,198	51,562
Salesforce *	582	90,862
SS&C Technologies Holdings	1,584	88,324
Synopsys *	357	123,529
Trade Desk, Cl A *	1,738	108,973
Twilio, Cl A *	917	63,805

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Ubiquiti	361	$112,051
VeriSign *	568	103,501
Workday, Cl A *	496	81,622
Zendesk *	832	63,873
Zoom Video Communications, Cl A *	1,028	82,651
Zscaler *	501	79,779
		2,960,041
Materials — 2.9%
MP Materials *	2,692	94,193
Steel Dynamics	1,185	95,653
Westlake	796	78,510
		268,356
Real Estate — 9.0%
American Homes 4 Rent, Cl A ‡	2,586	91,958
Apartment Income REIT ‡	2,084	85,131
Camden Property Trust ‡	653	83,917
Invitation Homes ‡	2,572	93,312
Medical Properties Trust ‡	5,571	81,392
ProLogis ‡	633	78,815
Rexford Industrial Realty ‡	1,302	80,998
STORE Capital ‡	3,602	97,182
Vornado Realty Trust ‡	2,599	68,146
Zillow Group, Cl C *	2,572	86,059
		846,910
TOTAL UNITED STATES		9,378,698

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $12,192,465)		$9,378,698
TOTAL INVESTMENTS — 99.9%
(Cost $12,192,465)		$9,378,698

Percentages are based on Net Assets of $9,392,479.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

REIT — Real Estate Investment Trust

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-2100

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.4%
Industrials — 1.4%
ATS Automation Tooling Systems *	640,229	$19,613,613
FINLAND — 0.9%
Industrials — 0.9%
Cargotec, Cl B	381,922	13,042,063
ISRAEL — 0.8%
Consumer Discretionary — 0.8%
Maytronics	756,514	10,929,989
JAPAN — 38.1%
Health Care — 0.4%
CYBERDYNE * (A)	1,845,786	5,246,093
Industrials — 22.8%
Daifuku	880,938	52,046,040
FANUC	747,570	121,525,626
Hirata	141,019	4,648,922
Shibaura Machine	216,477	4,794,117
SMC	149,776	71,957,306
Yaskawa Electric	1,855,819	61,313,984
		316,285,995
Information Technology — 14.9%
ExaWizards * (A)	1,430,114	4,786,820
Keyence	331,162	126,229,757
Omron	1,321,695	70,458,619
PKSHA Technology * (A)	306,589	4,478,577
		205,953,773
TOTAL JAPAN		527,485,861
NORWAY — 2.3%
Industrials — 2.3%
AutoStore Holdings * (A)	23,841,288	31,711,028

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 0.7%
Industrials — 0.7%
Hyulim ROBOT *	1,715,277	$3,783,086
Rainbow Robotics *	251,375	5,788,457
TOTAL SOUTH KOREA		9,571,543
SWITZERLAND — 11.1%
Health Care — 2.4%
Tecan Group	88,317	32,668,105
Industrials — 8.7%
ABB	4,363,301	120,578,132
TOTAL SWITZERLAND		153,246,237
UNITED KINGDOM — 1.6%
Information Technology — 1.6%
Renishaw	505,613	21,744,771
UNITED STATES — 42.9%
Consumer Discretionary — 0.8%
iRobot *	187,203	11,022,513
Energy — 0.4%
Helix Energy Solutions Group *	1,292,694	5,584,438
Financials — 1.1%
Upstart Holdings * (A)	588,805	15,250,049
Health Care — 11.7%
Intuitive Surgical *	575,795	118,464,063
Omnicell *	307,334	31,437,195
PROCEPT BioRobotics * (A)	305,718	12,375,465
		162,276,723
Industrials — 4.7%
AeroVironment *	172,777	15,316,681
Berkshire Grey * (A)	2,370,804	4,789,024
John Bean Technologies	220,810	22,800,841
Maxar Technologies (A)	511,013	12,217,331

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TuSimple Holdings, Cl A* (A)	1,381,010	$9,929,462
		65,053,339
Information Technology — 24.2%
Appian, Cl A * (A)	283,343	13,288,787
C3.ai, Cl A * (A)	712,340	12,822,120
Cerence *	271,308	5,428,873
Cognex	1,208,848	50,904,589
Dynatrace *	1,608,685	61,419,593
FARO Technologies *	139,166	4,669,019
NVIDIA	706,005	106,564,395
Pegasystems	568,668	20,818,936
PROS Holdings *	312,362	6,512,748
UiPath, Cl A *	3,217,440	52,926,888
		335,355,948
TOTAL UNITED STATES		594,543,010
TOTAL COMMON STOCK
(Cost $1,687,822,744)		1,381,888,115

SHORT-TERM INVESTMENT(B)(C) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $24,639,962)	24,639,962	24,639,962

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $26,227,397 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,252,722 - $2,741,852, 0.750%, 01/31/2028, with a total market value of $26,781,609)
(Cost $26,225,824)	$26,225,824	$26,225,824
TOTAL INVESTMENTS — 103.5%
(Cost $1,738,688,530)		$1,432,753,901

Percentages are based on Net Assets of $1,383,973,833.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $50,479,963.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $50,865,786.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,381,888,115	$—	$—	$1,381,888,115
Short-Term Investment	24,639,962	—	—	24,639,962
Repurchase Agreement	—	26,225,824	—	26,225,824
Total Investments in Securities	$1,406,528,077	$26,225,824	$—	$1,432,753,901

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA — 2.2%
Information Technology — 2.2%
ams-OSRAM *	580,951	$4,272,828
Kontron (A)	140,224	2,139,005
TOTAL AUSTRIA		6,411,833
CANADA — 1.1%
Information Technology — 1.1%
BlackBerry *	157,975	938,371
Sierra Wireless *	80,719	2,484,531
TOTAL CANADA		3,422,902
CHINA — 2.0%
Information Technology — 2.0%
NXP Semiconductors	35,969	5,919,778
FRANCE — 0.9%
Industrials — 0.9%
Legrand	38,583	2,804,259
ITALY — 0.4%
Information Technology — 0.4%
Datalogic	123,965	1,067,654
JAPAN — 1.3%
Information Technology — 1.3%
Nippon Ceramic	57,565	1,096,694
Renesas Electronics *	281,470	2,688,305
TOTAL JAPAN		3,784,999
NORWAY — 2.1%
Information Technology — 2.1%
Nordic Semiconductor *	408,642	6,300,008
SINGAPORE — 5.9%
Information Technology — 5.9%
STMicroelectronics	507,521	17,731,696

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 0.2%
Information Technology — 0.2%
Fingerprint Cards, Cl B * (A)	932,462	$623,497
SWITZERLAND — 3.2%
Industrials — 2.0%
ABB	213,230	5,892,529
Information Technology — 1.2%
Landis+Gyr Group	61,535	3,600,234
TOTAL SWITZERLAND		9,492,763
TAIWAN — 9.4%
Information Technology — 9.4%
Advantech	1,487,121	16,001,056
eMemory Technology	163,582	7,443,485
MediaTek	208,280	4,564,197
TOTAL TAIWAN		28,008,738
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications	292,307	877,533
UNITED STATES — 70.9%
Communication Services — 0.8%
Globalstar *	666,867	1,333,734
Iridium Communications *	22,871	1,015,244
		2,348,978
Consumer Discretionary — 10.9%
ADT	1,800,394	13,124,872
Garmin	176,457	15,614,680
Vivint Smart Home *	443,118	2,773,919
Vuzix * (A)	133,646	1,003,681
		32,517,152
Health Care — 7.1%
Butterfly Network * (A)	258,383	1,609,726

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	237,994	$19,565,487
		21,175,213
Industrials — 14.2%
Emerson Electric	71,950	5,881,193
Honeywell International	31,771	6,015,839
Johnson Controls International	118,973	6,441,198
Resideo Technologies *	45,449	946,248
Rockwell Automation	16,786	3,977,275
Schneider Electric	47,301	5,649,599
Sensata Technologies Holding	331,814	13,365,468
		42,276,820
Information Technology — 37.9%
Alarm.com Holdings *	106,092	7,065,727
Ambarella *	80,550	5,467,734
Analog Devices	38,240	5,794,507
Arlo Technologies *	182,531	1,111,614
Badger Meter	61,966	5,867,561
Belden	93,499	6,122,314
Cisco Systems	129,547	5,793,342
Digi International *	73,919	2,447,458
GLOBALFOUNDRIES * (A)	76,780	4,592,980
Impinj *	53,583	4,783,890
InterDigital	65,447	3,282,821
International Business Machines	41,177	5,289,186
Itron *	95,171	4,528,236
Latch * (A)	665,874	712,485
Lattice Semiconductor *	19,774	1,065,819
NETGEAR *	60,465	1,426,369
PTC *	16,837	1,934,403
QUALCOMM	46,192	6,109,816
Rambus *	232,857	6,005,382
Samsara, Cl A * (A)	190,866	2,838,177
Semtech *	15,300	706,707
Silicon Laboratories *	77,350	9,694,275

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	184,374	$18,170,058
SmartRent, Cl A * (A)	411,516	1,329,197
Synaptics *	6,980	806,958
		112,947,016
TOTAL UNITED STATES		211,265,179
TOTAL COMMON STOCK
(Cost $306,824,093)		297,710,839

SHORT-TERM INVESTMENT(B)(C) — 1.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $4,238,857)	4,238,857	4,238,857

REPURCHASE AGREEMENT(B) — 1.5%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $4,511,946 (collateralized by various U.S. Treasury Obligations, ranging in par value $387,540 - $471,686, 0.750%, 01/31/2028, with a total market value of $4,607,291)
(Cost $4,511,675)	$4,511,675	4,511,675
TOTAL INVESTMENTS — 102.8%
(Cost $315,574,625)		$306,461,371

Percentages are based on Net Assets of $298,192,166.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $8,468,071.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $8,750,532.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Internet of Things ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$297,710,839	$—	$—	$297,710,839
Short-Term Investment	4,238,857	—	—	4,238,857
Repurchase Agreement	—	4,511,675	—	4,511,675
Total Investments in Securities	$301,949,696	$4,511,675	$—	$306,461,371

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.3%
Financials — 0.9%
HUB24	125,085	$2,050,335
Zip * (A)	4,950,610	3,241,172
		5,291,507
Information Technology — 0.4%
IRESS	293,920	2,276,919
TOTAL AUSTRALIA		7,568,426
BRAZIL — 1.6%
Information Technology — 1.6%
Pagseguro Digital, Cl A *	313,173	4,866,708
StoneCo, Cl A *	439,737	4,168,707
TOTAL BRAZIL		9,035,415
CANADA — 1.7%
Information Technology — 1.7%
Bitfarms * (A)	1,237,692	1,644,459
Hive Blockchain Technologies * (A)	536,037	2,742,401
Hut 8 Mining * (A)	1,033,516	2,138,690
Nuvei *	102,408	3,142,775
TOTAL CANADA		9,668,325
CHINA — 3.4%
Financials — 2.8%
Lufax Holding ADR	3,742,336	16,354,008
Information Technology — 0.6%
Linklogis, Cl B *	3,278,800	2,218,214
Yeahka * (A)	703,914	1,454,670
		3,672,884
TOTAL CHINA		20,026,892
DENMARK — 0.8%
Information Technology — 0.8%
SimCorp	63,537	4,666,293

Schedule of Investments	August 31, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.3%
Financials — 0.3%
Hypoport *	10,194	$1,998,864
ISRAEL — 0.3%
Information Technology — 0.3%
Sapiens International	86,193	1,906,589
ITALY — 2.9%
Information Technology — 2.9%
Nexi *	2,064,016	17,023,026
JAPAN — 0.3%
Financials — 0.3%
WealthNavi * (A)	128,692	1,761,073
NETHERLANDS — 6.2%
Information Technology — 6.2%
Adyen *	23,262	36,139,279
NEW ZEALAND — 2.4%
Information Technology — 2.4%
Xero *	235,361	14,158,642
SOUTH KOREA — 1.7%
Information Technology — 1.7%
Kakaopay * (A)	208,499	9,695,815
SWITZERLAND — 1.9%
Financials — 0.3%
Leonteq	29,598	1,692,267
Information Technology — 1.6%
Temenos	117,466	9,650,519
TOTAL SWITZERLAND		11,342,786
UNITED KINGDOM — 1.6%
Information Technology — 1.6%
Wise, Cl A *	1,609,614	9,117,525

Schedule of Investments	August 31, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 72.4%
Financials — 8.1%
Bakkt Holdings * (A)	716,836	$1,856,605
Blucora *	90,326	1,813,746
Coinbase Global, Cl A * (A)	273,179	18,248,357
Lemonade * (A)	96,609	2,136,991
LendingClub *	159,823	2,088,887
LendingTree *	30,486	929,518
Moneylion * (A)	1,065,050	1,523,022
Open Lending, Cl A *	197,584	1,918,541
SoFi Technologies * (A)	1,439,822	8,523,746
Sunlight Financial Holdings * (A)	485,584	1,485,887
Upstart Holdings * (A)	133,071	3,446,539
Virtu Financial, Cl A	165,321	3,795,770
		47,767,609
Health Care — 1.5%
HealthEquity *	132,575	8,760,556
Information Technology — 62.8%
ACI Worldwide *	180,263	4,272,233
Affirm Holdings, Cl A *	355,635	8,332,528
Bill.com Holdings *	164,186	26,578,430
Black Knight *	245,491	16,241,685
Blend Labs, Cl A * (A)	556,192	1,752,005
Block, Cl A *	531,582	36,631,316
Envestnet *	86,690	4,539,955
Fidelity National Information Services	350,073	31,986,170
Fiserv *	360,768	36,506,114
Flywire *	156,370	3,887,358
Global Payments	217,186	26,981,017
Guidewire Software *	131,907	9,459,051
I3 Verticals, Cl A *	67,454	1,575,725
Intuit	84,718	36,579,538
Jack Henry & Associates	114,772	22,059,178
Marathon Digital Holdings * (A)	236,434	2,801,743

Schedule of Investments	August 31, 2022 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MeridianLink * (A)	127,131	$2,208,265
Mitek Systems *	183,851	1,878,957
nCino *	173,165	5,461,624
Paymentus Holdings, Cl A * (A)	118,603	1,412,562
Payoneer Global *	536,085	3,548,883
PayPal Holdings *	441,740	41,276,186
Paysafe *	1,253,088	2,067,595
Riot Blockchain * (A)	347,453	2,491,238
Shift4 Payments, Cl A *	84,107	3,809,206
SS&C Technologies Holdings	401,062	22,363,217
Toast, Cl A *	445,266	8,428,885
Vertex, Cl A *	154,956	2,119,798
		367,250,462
TOTAL UNITED STATES		423,778,627
URUGUAY — 1.1%
Information Technology — 1.1%
Dlocal, Cl A *	252,860	6,288,628
TOTAL COMMON STOCK
(Cost $808,902,499)		584,176,205

SHORT-TERM INVESTMENT(B)(C) — 3.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $23,097,582)	23,097,582	23,097,582

Schedule of Investments	August 31, 2022 (Unaudited)

Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.2%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $24,585,353 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,111,683 - $2,570,190, 0.750%, 01/31/2028, with a total market value of $25,104,865)
(Cost $24,583,878)	$24,583,878	$24,583,878
TOTAL INVESTMENTS — 108.0%
(Cost $856,583,959)		$631,857,665

Percentages are based on Net Assets of $585,086,555.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $46,545,389.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $47,681,460.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$584,176,205	$—	$—	$584,176,205
Short-Term Investment	23,097,582	—	—	23,097,582
Repurchase Agreement	—	24,583,878	—	24,583,878
Total Investments in Securities	$607,273,787	$24,583,878	$—	$631,857,665

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 12.9%
Communication Services — 12.9%
Bilibili ADR * (A)	376,003	$9,385,035
DouYu International Holdings ADR *	552,202	828,303
HUYA ADR *	170,090	559,596
iDreamSky Technology Holdings * (A)	1,235,100	832,438
NetDragon Websoft Holdings	394,300	859,047
NetEase ADR	132,226	11,703,323
Sohu.com ADR *	47,186	840,854
TOTAL CHINA		25,008,596
FRANCE — 4.2%
Communication Services — 4.2%
Ubisoft Entertainment *	174,957	8,094,453
IRELAND — 2.0%
Information Technology — 2.0%
Keywords Studios	129,771	3,753,906
ITALY — 0.3%
Communication Services — 0.3%
Digital Bros	21,920	543,548
JAPAN — 22.9%
Communication Services — 22.9%
Capcom	279,226	7,674,309
DeNA	139,837	1,924,682
GungHo Online Entertainment	75,758	1,264,591
Konami Holdings	160,868	8,216,017
Nexon	419,019	8,430,254
Nintendo	25,597	10,523,160
Square Enix Holdings	142,771	6,251,542
TOTAL JAPAN		44,284,555
POLAND — 1.1%
Communication Services — 1.1%
CD Projekt (A)	114,045	2,044,425

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.3%
Communication Services — 0.3%
IGG	1,463,500	$632,101
SOUTH KOREA — 15.3%
Communication Services — 15.0%
Com2uSCorp	14,108	854,359
JoyCity *	161,582	575,029
Kakao Games *	60,256	2,378,615
Krafton *	45,772	8,435,421
NCSoft	27,558	7,798,365
Neowiz *	26,555	783,219
NEOWIZ HOLDINGS	24,860	641,225
Netmarble	37,552	1,782,776
Nexon Games *	79,851	999,966
Pearl Abyss *	49,140	2,086,765
Webzen *	41,197	572,886
Wemade	31,302	1,453,295
Wemade Max *	44,609	668,693
		29,030,614
Consumer Discretionary — 0.3%
DoubleUGames	18,927	608,472
TOTAL SOUTH KOREA		29,639,086
SWEDEN — 5.5%
Communication Services — 5.5%
Embracer Group, Cl B * (A)	1,187,341	7,428,942
Modern Times Group MTG, Cl B	162,802	1,433,077
Stillfront Group *	781,537	1,678,725
TOTAL SWEDEN		10,540,744
TAIWAN — 1.5%
Communication Services — 1.5%
Gamania Digital Entertainment	296,000	589,326

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
International Games System	190,000	$2,328,378
TOTAL TAIWAN		2,917,704
UNITED STATES — 34.0%
Communication Services — 24.8%
Activision Blizzard	147,673	11,590,854
Electronic Arts	92,779	11,770,872
Playtika Holding *	81,790	861,249
ROBLOX, Cl A *	287,370	11,239,041
Sciplay, Cl A *	43,338	528,290
Skillz, Cl A * (A)	441,006	586,538
Take-Two Interactive Software *	92,282	11,310,081
		47,886,925
Consumer Discretionary — 0.4%
Inspired Entertainment *	68,358	715,708
Information Technology — 8.8%
AppLovin, Cl A *	196,661	4,843,760
Corsair Gaming * (A)	65,389	1,006,337
Turtle Beach *	43,257	406,183
Unity Software * (A)	254,159	10,857,673
		17,113,953
TOTAL UNITED STATES		65,716,586
TOTAL COMMON STOCK
(Cost $297,309,120)		193,175,704

SHORT-TERM INVESTMENT(B)(C) — 4.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $8,362,743)	8,362,743	8,362,743

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Video Games & Esports ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.6%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $8,901,515 (collateralized by various U.S. Treasury Obligations, ranging in par value $764,568 - $930,578, 0.750%, 01/31/2028, with a total market value of $9,089,613)
(Cost $8,900,981)	$8,900,981	$8,900,981
TOTAL INVESTMENTS — 108.9%
(Cost $314,572,844)		$210,439,428

Percentages are based on Net Assets of $193,225,026.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $16,748,364.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $17,263,724.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$193,175,704	$—	$—	$193,175,704
Short-Term Investment	8,362,743	—	—	8,362,743
Repurchase Agreement	—	8,900,981	—	8,900,981
Total Investments in Securities	$201,538,447	$8,900,981	$—	$210,439,428

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 5.2%
Information Technology — 1.1%
Novonix * (A)	6,092,411	$10,107,518
Materials — 4.1%
Allkem *	1,366,081	13,026,974
IGO	1,361,938	12,548,638
Pilbara Minerals *	5,578,198	13,958,115
		39,533,727
TOTAL AUSTRALIA		49,641,245
CANADA — 3.1%
Industrials — 1.0%
Ballard Power Systems * (A)	1,259,035	9,820,473
Information Technology — 0.9%
BlackBerry * (A)	1,532,954	9,105,747
Materials — 1.2%
Standard Lithium * (A)	2,064,851	11,352,266
TOTAL CANADA		30,278,486
CHILE — 2.1%
Materials — 2.1%
Lundin Mining	1,582,784	8,254,746
Sociedad Quimica y Minera de Chile ADR	118,553	11,817,363
TOTAL CHILE		20,072,109
CHINA — 8.9%
Communication Services — 1.4%
Baidu ADR *	92,129	13,263,812
Consumer Discretionary — 3.9%
Geely Automobile Holdings	4,684,600	9,489,943
Nexteer Automotive Group	12,266,000	9,157,871
NIO ADR *	588,038	11,707,837
XPeng ADR, Cl A *	361,500	6,694,980
		37,050,631

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.8%
indie Semiconductor, Cl A * (A)	1,514,182	$12,885,689
NXP Semiconductors	86,831	14,290,646
		27,176,335
Materials — 0.8%
Ganfeng Lithium, Cl H	919,933	8,128,242
TOTAL CHINA		85,619,020
FRANCE — 2.0%
Consumer Discretionary — 2.0%
Faurecia *	535,999	7,753,143
Renault *	384,429	11,059,562
TOTAL FRANCE		18,812,705
GERMANY — 3.1%
Consumer Discretionary — 1.8%
Continental	141,660	8,187,814
Vitesco Technologies Group *	187,023	9,154,814
		17,342,628
Information Technology — 1.3%
Infineon Technologies	527,564	12,890,963
TOTAL GERMANY		30,233,591
ISRAEL — 1.2%
Information Technology — 1.2%
Innoviz Technologies * (A)	2,206,365	11,075,952
JAPAN — 10.0%
Consumer Discretionary — 7.5%
Denso	207,577	11,456,603
Honda Motor	523,994	14,076,492
Nissan Motor	2,578,816	10,229,691
Panasonic Holdings	1,318,475	10,776,066
Toyota Motor	1,661,445	25,186,847
		71,725,699

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.5%
GS Yuasa	535,357	$9,820,832
Hitachi	291,736	14,723,066
		24,543,898
TOTAL JAPAN		96,269,597
LUXEMBOURG — 0.9%
Materials — 0.9%
APERAM	326,843	8,870,458
NETHERLANDS — 0.9%
Information Technology — 0.9%
TomTom *	1,130,320	9,121,167
SINGAPORE — 1.3%
Information Technology — 1.3%
STMicroelectronics	349,621	12,215,009
SOUTH KOREA — 2.2%
Consumer Discretionary — 2.2%
Hyundai Motor	76,680	11,236,425
Kia Motors	169,555	10,242,640
TOTAL SOUTH KOREA		21,479,065
UNITED KINGDOM — 0.9%
Materials — 0.9%
Johnson Matthey	359,717	8,434,137
UNITED STATES — 56.7%
Communication Services — 2.6%
Alphabet, Cl A *	235,250	25,458,755
Consumer Discretionary — 16.8%
American Axle & Manufacturing Holdings *	1,108,122	11,469,063
Aptiv *	127,557	11,917,651
Ford Motor	1,219,472	18,584,753
General Motors	437,289	16,708,813
Gentherm *	151,187	9,056,101
Lear	73,212	10,150,112
Lucid Group * (A)	499,636	7,664,416

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Luminar Technologies, Cl A * (A)	1,437,057	$12,387,431
QuantumScape, Cl A * (A)	899,892	9,925,809
Stellantis	960,578	12,898,760
Tesla *	110,520	30,460,417
Visteon *	82,181	9,847,749
		161,071,075
Industrials — 10.7%
Bloom Energy, Cl A *	500,174	12,709,421
EnerSys	151,678	9,460,157
Honeywell International	102,176	19,347,026
Hyster-Yale Materials Handling	264,283	7,698,564
ITT	139,153	10,092,767
Microvast Holdings * (A)	3,832,347	9,427,574
Nikola * (A)	1,628,473	8,728,615
Plug Power *	527,228	14,783,473
Westinghouse Air Brake Technologies	126,342	11,073,876
		103,321,473
Information Technology — 18.6%
Ambarella *	136,294	9,251,637
Apple	180,054	28,308,090
CEVA *	249,698	7,308,660
II-VI *	195,502	9,233,559
Intel	704,013	22,472,095
Microsoft	103,666	27,105,549
MicroVision * (A)	1,752,432	8,481,771
NVIDIA	172,772	26,078,206
ON Semiconductor *	214,382	14,743,050
QUALCOMM	193,140	25,546,628
		178,529,245
Materials — 8.0%
Albemarle	57,565	15,425,117
ATI *	386,252	11,560,522
Cabot	137,278	9,879,898
Carpenter Technology	313,333	10,643,922

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Livent *	432,962	$13,932,717
Piedmont Lithium * (A)	249,756	15,272,580
		76,714,756
TOTAL UNITED STATES		545,095,304
TOTAL COMMON STOCK
(Cost $1,153,875,865)		947,217,845

PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)
(Cost $18,674,461)	86,659	12,386,081

SHORT-TERM INVESTMENT(C)(D) — 4.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $38,121,253)	38,121,253	38,121,253

REPURCHASE AGREEMENT(C) — 4.3%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $41,437,766 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,559,170 - $4,331,967, 0.750%, 01/31/2028, with a total market value of $42,313,388)
(Cost $41,435,280)	$41,435,280	41,435,280
TOTAL INVESTMENTS — 108.1%
(Cost $1,252,106,859)		$1,039,160,459

Percentages are based on Net Assets of $960,931,979.

*	Non-income producing security.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $78,193,606.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $79,556,533.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$947,217,845	$—	$—	$947,217,845
Preferred Stock	12,386,081	—	—	12,386,081
Short-Term Investment	38,121,253	—	—	38,121,253
Repurchase Agreement	—	41,435,280	—	41,435,280
Total Investments in Securities	$997,725,179	$41,435,280	$—	$1,039,160,459

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 3.5%
Information Technology — 3.5%
Shopify, Cl A *	716,790	$22,686,404
CHINA — 2.1%
Consumer Discretionary — 0.7%
Alibaba Group Holding ADR *	47,353	4,517,950
Information Technology — 1.4%
Kingsoft Cloud Holdings ADR *	599,659	2,062,827
Vnet Group ADR *	1,315,721	7,039,107
		9,101,934
TOTAL CHINA		13,619,884
ISRAEL — 4.0%
Information Technology — 4.0%
Wix.com *	399,605	25,291,000
UNITED STATES — 90.4%
Communication Services — 9.8%
Alphabet, Cl A *	106,400	11,514,608
Netflix *	156,578	35,004,578
PubMatic, Cl A *	383,985	7,514,586
Vimeo *	1,444,435	8,551,055
		62,584,827
Consumer Discretionary — 3.3%
2U *	708,570	5,045,019
Amazon.com *	127,234	16,129,454
		21,174,473
Information Technology — 73.2%
Akamai Technologies *	300,056	27,089,056
Benefitfocus *	307,231	2,276,582
Box, Cl A *	979,006	25,209,404
Brightcove *	369,229	2,451,681
Coupa Software *	351,815	20,545,996
DigitalOcean Holdings * (A)	827,335	34,822,530
Dropbox, Cl A *	1,384,168	29,607,354

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Everbridge *	363,939	$14,477,493
Fastly, Cl A *	1,108,737	10,366,691
Five9 *	270,542	26,542,876
Freshworks, Cl A *	905,329	12,321,528
International Business Machines	15,776	2,026,427
Microsoft	53,353	13,950,209
Paycom Software *	97,965	34,405,308
Qualys *	226,305	34,375,729
Salesforce *	171,054	26,704,950
SPS Commerce *	247,003	30,164,006
Twilio, Cl A *	253,628	17,647,436
Workday, Cl A *	151,169	24,876,371
Workiva, Cl A *	359,512	24,407,270
Yext *	1,207,378	5,372,832
Zoom Video Communications, Cl A *	292,479	23,515,312
Zscaler *	155,487	24,759,750
		467,916,791
Real Estate — 4.1%
Digital Realty Trust ‡	209,421	25,890,718
TOTAL UNITED STATES		577,566,809
TOTAL COMMON STOCK
(Cost $1,091,110,857)		639,164,097

SHORT-TERM INVESTMENT(B)(C) — 1.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $9,506,669)	9,506,669	9,506,669

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cloud Computing ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.6%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $10,119,138 (collateralized by various U.S. Treasury Obligations, ranging in par value $869,152 - $1,057,870, 0.750%, 01/31/2028, with a total market value of $10,332,965)
(Cost $10,118,531)	$10,118,531	$10,118,531
TOTAL INVESTMENTS — 103.1%
(Cost $1,110,736,057)		$658,789,297

Percentages are based on Net Assets of $639,154,578.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $19,209,876.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $19,625,200.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$639,164,097	$—	$—	$639,164,097
Short-Term Investment	9,506,669	—	—	9,506,669
Repurchase Agreement	—	10,118,531	—	10,118,531
Total Investments in Securities	$648,670,766	$10,118,531	$—	$658,789,297

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 4.2%
Information Technology — 4.2%
NEXTDC *	436,134	$3,136,429
CHINA — 9.7%
Communication Services — 4.4%
China Tower, Cl H	26,152,900	3,265,426
Information Technology — 5.3%
GDS Holdings ADR *	119,365	3,251,503
Vnet Group ADR *	142,160	760,556
		4,012,059
TOTAL CHINA		7,277,485
GERMANY — 2.0%
Communication Services — 2.0%
Vantage Towers	56,151	1,457,866
INDONESIA — 4.3%
Communication Services — 4.3%
Sarana Menara Nusantara	23,427,424	1,957,218
Tower Bersama Infrastructure	6,791,390	1,290,330
TOTAL INDONESIA		3,247,548
SINGAPORE — 2.5%
Real Estate — 2.5%
Keppel ‡	1,356,628	1,886,502
TAIWAN — 2.1%
Information Technology — 2.1%
Winbond Electronics	2,148,604	1,567,113
UNITED STATES — 74.9%
Communication Services — 1.7%
Radius Global Infrastructure, Cl A *	92,151	1,268,919
Information Technology — 17.0%
Advanced Micro Devices *	19,068	1,618,301
Cyxtera Technologies *	47,576	301,632
Intel	39,731	1,268,214

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Micron Technology	25,110	$1,419,468
NVIDIA	9,749	1,471,514
SMART Global Holdings *	50,552	927,629
Super Micro Computer *	35,996	2,342,620
Switch, Cl A	98,833	3,355,380
		12,704,758
Real Estate — 56.2%
American Tower ‡	34,839	8,850,848
Crown Castle ‡	52,172	8,912,543
Digital Realty Trust ‡	54,443	6,730,788
DigitalBridge Group *	144,495	2,572,006
Equinix ‡	14,248	9,366,208
SBA Communications, Cl A ‡	10,401	3,382,925
Uniti Group ‡	226,922	2,130,798
		41,946,116
TOTAL UNITED STATES		55,919,793
TOTAL COMMON STOCK
(Cost $86,020,423)		74,492,736
TOTAL INVESTMENTS — 99.7%
(Cost $86,020,423)		$74,492,736

Percentages are based on Net Assets of $74,682,941.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Data Center REITs & Digital Infrastructure ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 0.7%
Information Technology — 0.7%
Absolute Software	768,070	$8,322,322
ISRAEL — 7.7%
Information Technology — 7.7%
Check Point Software Technologies *	637,427	76,644,223
Radware *	690,629	14,820,898
TOTAL ISRAEL		91,465,121
JAPAN — 6.6%
Information Technology — 6.6%
Cyber Security Cloud *	250,882	3,501,942
Digital Arts	215,393	10,192,808
Trend Micro	1,042,767	64,841,490
TOTAL JAPAN		78,536,240
SOUTH KOREA — 0.8%
Information Technology — 0.8%
Ahnlab	152,616	9,561,677
UNITED KINGDOM — 5.4%
Information Technology — 5.4%
Darktrace *	10,768,403	64,054,080
UNITED STATES — 78.6%
Information Technology — 78.6%
A10 Networks	1,156,238	16,071,708
Avast	9,078,472	74,685,591
Crowdstrike Holdings, Cl A *	433,035	79,076,521
CyberArk Software *	412,653	59,537,575
Fortinet *	1,377,046	67,048,370
Mandiant *	2,645,831	60,483,697
NortonLifeLock	2,437,202	55,056,393
Okta, Cl A *	704,852	64,423,473
OneSpan *	608,443	7,003,179
Palo Alto Networks *	147,969	82,390,619
Ping Identity Holding *	1,290,500	36,314,670

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cybersecurity ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Qualys *	449,177	$68,229,986
Rapid7 *	751,011	43,183,132
SecureWorks, Cl A *	366,283	3,809,343
SentinelOne, Cl A *	2,006,205	54,789,459
Telos *	1,033,998	10,236,580
Tenable Holdings *	1,137,941	45,073,843
Varonis Systems, Cl B *	1,579,288	43,193,527
Zscaler *	411,529	65,531,878
TOTAL UNITED STATES		936,139,544
TOTAL COMMON STOCK
(Cost $1,388,237,253)		1,188,078,984

U.S. TREASURY OBLIGATION — 10.1%
U.S. Treasury Bill
1.965%, 09/01/22(A)
(Cost $120,000,000)	$120,000,000	120,000,000

TOTAL INVESTMENTS — 109.9%
(Cost $1,508,237,253)		$1,308,078,984

Percentages are based on Net Assets of $1,189,856,493.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,188,078,984	$—	$—	$1,188,078,984
U.S. Treasury Obligation	—	120,000,000	—	120,000,000
Total Investments in Securities	$1,188,078,984	$120,000,000	$—	$1,308,078,984

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cybersecurity ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.3%
Information Technology — 0.3%
StoneCo, Cl A *	45,937	$435,483
CANADA — 2.6%
Industrials — 1.6%
Thomson Reuters	19,706	2,168,054
Information Technology — 1.0%
Shopify, Cl A *	46,234	1,463,306
TOTAL CANADA		3,631,360
CHINA — 12.0%
Communication Services — 4.2%
Baidu ADR *	11,148	1,604,978
Tencent Holdings	102,943	4,291,450
		5,896,428
Consumer Discretionary — 6.0%
Alibaba Group Holding ADR *	41,671	3,975,830
Meituan, Cl B *	179,741	4,346,477
		8,322,307
Information Technology — 1.8%
Canaan ADR * (A)	96,954	340,308
NXP Semiconductors	10,621	1,748,004
Vnet Group ADR *	84,262	450,802
		2,539,114
TOTAL CHINA		16,757,849
GERMANY — 3.4%
Industrials — 2.5%
Siemens	34,391	3,495,538
Information Technology — 0.9%
Infineon Technologies	52,816	1,290,552
TOTAL GERMANY		4,786,090

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.3%
Information Technology — 0.3%
Wix.com *	6,507	$411,828
ITALY — 0.3%
Health Care — 0.3%
Amplifon	13,996	366,620
JAPAN — 1.7%
Industrials — 1.4%
FANUC	8,128	1,321,295
Toshiba	17,478	651,461
		1,972,756
Information Technology — 0.3%
NEC	11,107	408,625
TOTAL JAPAN		2,381,381
NETHERLANDS — 0.7%
Industrials — 0.7%
Wolters Kluwer	10,616	1,040,165
SINGAPORE — 0.9%
Information Technology — 0.9%
STMicroelectronics	36,826	1,288,288
SOUTH KOREA — 4.5%
Information Technology — 4.5%
Samsung Electronics	92,704	4,137,736
SK Hynix	29,450	2,096,101
TOTAL SOUTH KOREA		6,233,837
SWEDEN — 0.7%
Information Technology — 0.7%
Telefonaktiebolaget LM Ericsson ADR	124,220	922,955
SWITZERLAND — 0.3%
Information Technology — 0.3%
Temenos	5,492	451,200

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 1.3%
Information Technology — 1.3%
Acer	587,000	$424,279
Advantech	39,300	422,858
Alchip Technologies	18,690	526,237
Global Unichip	23,200	413,122
TOTAL TAIWAN		1,786,496
UNITED KINGDOM — 1.4%
Health Care — 0.2%
Exscientia ADR * (A)	37,495	362,951
Industrials — 0.8%
Experian	37,230	1,136,308
Information Technology — 0.4%
AVEVA Group	15,513	505,427
TOTAL UNITED KINGDOM		2,004,686
UNITED STATES — 69.4%
Communication Services — 10.2%
Alphabet, Cl A *	38,314	4,146,341
Meta Platforms, Cl A *	23,916	3,896,634
Netflix *	19,568	4,374,622
Snap, Cl A *	56,023	609,530
Twitter *	30,839	1,195,012
		14,222,139
Consumer Discretionary — 7.1%
Amazon.com *	35,151	4,456,092
eBay	22,638	999,015
Tesla *	16,125	4,444,211
		9,899,318
Financials — 0.3%
Upstart Holdings * (A)	15,366	397,979

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
ABIOMED *	1,789	$463,852
Industrials — 3.5%
Booz Allen Hamilton Holding, Cl A	5,345	511,516
Hubbell, Cl B	2,242	462,525
Nielsen Holdings	18,191	506,437
Rockwell Automation	4,701	1,113,855
Uber Technologies *	79,430	2,284,407
		4,878,740
Information Technology — 48.0%
Accenture, Cl A	15,211	4,387,765
Adobe *	10,714	4,001,036
Ambarella *	5,536	375,784
Apple	28,200	4,433,604
C3.ai, Cl A *	21,208	381,744
Cadence Design Systems *	11,155	1,938,404
CCC Intelligent Solutions Holdings *	43,906	419,741
Cisco Systems	98,270	4,394,634
Datadog, Cl A *	11,448	1,201,468
DXC Technology *	13,985	346,548
Genpact	9,445	443,726
Hewlett Packard Enterprise	52,521	714,286
Informatica, Cl A * (A)	20,776	458,526
Intel	107,876	3,443,402
International Business Machines	34,524	4,434,608
Mandiant *	19,274	440,604
Microsoft	16,542	4,325,237
NVIDIA	24,271	3,663,465
Okta, Cl A *	6,094	556,992
Oracle	58,773	4,358,018
Pegasystems	8,623	315,688
QUALCOMM	28,107	3,717,713
Salesforce *	23,636	3,690,052
Seagate Technology Holdings	8,570	573,847
ServiceNow *	8,110	3,524,768

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Smartsheet, Cl A *	13,055	$434,340
Splunk *	6,503	585,465
Super Micro Computer *	8,471	551,293
Synopsys *	6,188	2,141,172
Teradata *	11,057	363,775
Trade Desk, Cl A *	17,873	1,120,637
Twilio, Cl A *	6,945	483,233
UiPath, Cl A *	20,819	342,473
Verint Systems *	9,660	468,413
Viasat *	15,273	580,069
Workday, Cl A *	8,048	1,324,379
Zebra Technologies, Cl A *	2,123	640,382
Zendesk *	5,811	446,110
Zscaler *	5,735	913,241
		66,936,642
TOTAL UNITED STATES		96,798,670
TOTAL COMMON STOCK
(Cost $185,413,834)		139,296,908

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $493,576)	493,576	493,576

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $525,374 (collateralized by various U.S. Treasury Obligations, ranging in par value $45,125 - $54,923, 0.750%, 01/31/2028, with a total market value of $536,472)
(Cost $525,343)	$525,343	$525,343
TOTAL INVESTMENTS — 100.6%
(Cost $186,432,753)		$140,315,827

Percentages are based on Net Assets of $139,543,439.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $1,006,633.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $1,018,919.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$139,296,908	$—	$—	$139,296,908
Short-Term Investment	493,576	—	—	493,576
Repurchase Agreement	—	525,343	—	525,343
Total Investments in Securities	$139,790,484	$525,343	$—	$140,315,827

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 13.1%
Communication Services — 12.5%
Hello Group ADR	1,330	$6,850
HUYA ADR *	1,621	5,333
NetEase ADR	1,407	124,534
Tencent Holdings	3,040	126,730
		263,447
Consumer Discretionary — 0.6%
Alibaba Group Holding ADR *	130	12,403
TOTAL CHINA		275,850
FRANCE — 2.4%
Communication Services — 2.4%
Ubisoft Entertainment *	1,109	51,308
IRELAND — 1.0%
Information Technology — 1.0%
Keywords Studios	685	19,815
JAPAN — 19.6%
Communication Services — 19.6%
Capcom	2,403	66,045
DeNA	1,150	15,828
GungHo Online Entertainment	790	13,187
Koei Tecmo Holdings	1,493	50,565
Mixi	700	12,104
Nexon	4,250	85,506
Nintendo	294	120,866
Square Enix Holdings	1,100	48,166
TOTAL JAPAN		412,267
SOUTH KOREA — 10.6%
Communication Services — 10.0%
Krafton *	435	80,167
NCSoft	195	55,181
Netmarble	761	36,128

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Pearl Abyss *	596	$25,310
Wemade	301	13,975
		210,761
Information Technology — 0.6%
Samsung Electronics	290	12,944
TOTAL SOUTH KOREA		223,705
SWEDEN — 1.1%
Communication Services — 1.1%
Modern Times Group MTG, Cl B	984	8,662
Paradox Interactive	947	14,953
TOTAL SWEDEN		23,615
TAIWAN — 1.0%
Information Technology — 1.0%
Taiwan Semiconductor Manufacturing ADR	248	20,671
UNITED KINGDOM — 0.4%
Communication Services — 0.4%
Frontier Developments *	441	7,492
UNITED STATES — 50.8%
Communication Services — 21.1%
Alphabet, Cl A *	280	30,301
Meta Platforms, Cl A *	704	114,703
ROBLOX, Cl A *	3,233	126,443
Snap, Cl A *	5,854	63,691
Take-Two Interactive Software *	880	107,853
		442,991
Consumer Discretionary — 2.9%
Amazon.com *	488	61,864
Financials — 4.9%
Coinbase Global, Cl A *	1,541	102,939
Information Technology — 21.9%
Adobe *	22	8,216

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Metaverse ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Apple	660	$103,765
Cisco Systems	200	8,944
Intel	197	6,288
Matterport *	2,525	11,640
Microsoft	359	93,868
NVIDIA	816	123,167
Unity Software *	2,472	105,604
		461,492
TOTAL UNITED STATES		1,069,286
TOTAL COMMON STOCK
(Cost $2,382,374)		2,104,009

U.S. TREASURY OBLIGATION — 7.1%
U.S. Treasury Bill
1.999%, 09/01/22(A)
(Cost $150,000)	$150,000	150,000
TOTAL INVESTMENTS — 107.1%
(Cost $2,532,374)		$2,254,009

Percentages are based on Net Assets of $2,104,203.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,104,009	$—	$—	$2,104,009
U.S. Treasury Obligation	—	150,000	—	150,000
Total Investments in Securities	$2,104,009	$150,000	$—	$2,254,009

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Metaverse ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.8%
GERMANY — 0.2%
Communication Services — 0.2%
Trivago ADR * (A)	186,966	$271,101
SINGAPORE — 2.0%
Communication Services — 2.0%
Sea ADR *	35,018	2,171,116
UNITED STATES — 97.6%
Communication Services — 22.6%
Activision Blizzard	52,776	4,142,388
Alphabet, Cl A *	30,960	3,350,491
Angi, Cl A *	75,781	307,671
Cargurus, Cl A *	9,982	186,663
Cars.com *	31,326	399,407
iHeartMedia, Cl A *	21,877	193,612
Match Group *	19,982	1,129,583
Meta Platforms, Cl A *	18,923	3,083,124
Netflix *	11,456	2,561,103
Snap, Cl A *	115,914	1,261,144
Spotify Technology *	13,473	1,457,105
TripAdvisor *	16,228	386,226
Twitter *	56,064	2,172,480
Vimeo *	36,307	214,938
Walt Disney *	31,901	3,575,464
Yelp, Cl A *	12,888	440,383
		24,861,782
Consumer Discretionary — 41.8%
2U *	32,491	231,336
Aaron's	21,912	260,753
Airbnb, Cl A *	25,685	2,905,487
Amazon.com *	26,627	3,375,505
AutoNation *	4,331	539,643
Beachbody *	214,009	248,250
Bed Bath & Beyond * (A)	19,150	182,500
Booking Holdings *	1,898	3,560,287
Capri Holdings *	10,153	479,019

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	11,325	$1,001,583
Carter's	4,781	353,077
Carvana, Cl A * (A)	6,229	205,495
Chegg *	11,649	229,252
Children's Place *	8,223	346,846
Chipotle Mexican Grill, Cl A *	1,965	3,137,712
Columbia Sportswear	4,960	353,350
Designer Brands, Cl A	30,609	522,190
Dick's Sporting Goods	4,320	459,518
eBay	41,124	1,814,802
Etsy *	8,888	938,662
Expedia Group *	10,521	1,079,981
GoPro, Cl A *	50,137	305,334
Graham Holdings, Cl B	688	389,016
Groupon, Cl A * (A)	20,984	207,951
Home Depot	14,136	4,077,105
Laureate Education, Cl A	37,212	410,076
Lowe's	21,086	4,093,636
Lululemon Athletica *	8,596	2,578,456
NIKE, Cl B	32,931	3,505,505
Peloton Interactive, Cl A *	20,852	212,482
Planet Fitness, Cl A *	5,819	394,237
Skechers USA, Cl A *	10,757	406,615
Starbucks	50,703	4,262,601
Strategic Education	6,158	398,423
Stride *	11,850	451,959
Under Armour, Cl A *	25,728	216,630
VF	27,230	1,128,684
Victoria's Secret *	8,987	300,525
Wayfair, Cl A *	5,495	289,641
WW International *	39,446	205,908
		46,060,032
Consumer Staples — 4.0%
Costco Wholesale	7,211	3,764,863

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Medifast	2,392	$300,148
Sprouts Farmers Market *	12,546	362,580
		4,427,591
Financials — 1.6%
Blucora *	22,076	443,286
LendingClub *	28,544	373,070
LendingTree *	3,634	110,800
Nelnet, Cl A	4,954	417,325
SLM	24,278	370,968
		1,715,449
Industrials — 4.2%
Avis Budget Group *	3,748	627,340
Lyft, Cl A *	24,115	355,214
Uber Technologies *	126,550	3,639,578
		4,622,132
Information Technology — 15.9%
Apple	24,626	3,871,700
Block, Cl A *	32,813	2,261,144
Fiserv *	41,185	4,167,510
Intuit	8,636	3,728,852
PayPal Holdings *	37,577	3,511,195
		17,540,401
Real Estate — 7.5%
AvalonBay Communities ‡	9,793	1,967,512
Camden Property Trust ‡	7,391	949,817
Centerspace ‡	4,059	305,967
Equity Residential ‡	26,303	1,924,853
Independence Realty Trust ‡	15,468	300,853
Invitation Homes ‡	42,638	1,546,907
UDR ‡	22,618	1,014,870
Zillow Group, Cl A *	8,683	290,012
		8,300,791
TOTAL UNITED STATES		107,528,178

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Millennial Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $165,298,095)		$109,970,395

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $220,390)	220,390	220,390

REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $234,588 (collateralized by various U.S. Treasury Obligations, ranging in par value $20,149 - $24,524, 0.750%, 01/31/2028, with a total market value of $239,543)
(Cost $234,574)	$234,574	234,574
TOTAL INVESTMENTS — 100.2%
(Cost $165,753,059)		$110,425,359

Percentages are based on Net Assets of $110,204,424.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $404,623.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $454,964.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Millennial Consumer ETF

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$109,970,395	$—	$—	$109,970,395
Short-Term Investment	220,390	—	—	220,390
Repurchase Agreement	—	234,574	—	234,574
Total Investments in Securities	$110,190,785	$234,574	$—	$110,425,359

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 10.4%
Consumer Discretionary — 10.4%
G8 Education	47,685	$33,181
IDP Education	15,795	314,129
TOTAL AUSTRALIA		347,310
BRAZIL — 1.9%
Consumer Discretionary — 1.9%
Arco Platform, Cl A *	1,657	22,386
YDUQS Participacoes	17,439	41,435
TOTAL BRAZIL		63,821
CANADA — 1.7%
Information Technology — 1.7%
Docebo *	1,873	56,479
CHINA — 21.9%
Consumer Discretionary — 21.9%
China East Education Holdings	123,392	52,508
Gaotu Techedu ADR *	8,124	14,298
Koolearn Technology Holding *	56,582	214,827
New Oriental Education & Technology Group ADR *	9,717	275,963
TAL Education Group ADR *	28,247	163,268
Youdao ADR *	2,046	10,966
TOTAL CHINA		731,830
JAPAN — 7.3%
Communication Services — 2.0%
Gakken Holdings	2,500	17,710
V-Cube	5,346	50,558
		68,268
Consumer Discretionary — 3.8%
Benesse Holdings	5,815	91,907
Media Do	928	13,851
Riso Kyoiku	8,800	19,869
		125,627

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.5%
Insource	2,451	$50,001
TOTAL JAPAN		243,896
NORWAY — 1.7%
Communication Services — 1.7%
Kahoot! *	27,865	55,875
SOUTH KOREA — 1.2%
Consumer Discretionary — 1.2%
MegaStudyEdu	666	38,988
UNITED KINGDOM — 10.5%
Communication Services — 10.5%
Pearson	35,039	351,776
UNITED STATES — 43.2%
Communication Services — 8.5%
Bandwidth, Cl A *	4,985	77,267
John Wiley & Sons, Cl A	2,646	121,795
Scholastic	1,849	84,888
		283,950
Consumer Discretionary — 23.5%
2U *	4,308	30,673
Bright Horizons Family Solutions *	2,744	187,141
Chegg *	7,179	141,283
Coursera *	8,141	93,621
Duolingo, Cl A *	1,283	120,628
Stride *	2,419	92,261
Udemy *	7,946	118,077
		783,684
Industrials — 0.9%
Skillsoft *	9,181	29,563
Information Technology — 10.3%
8x8 *	16,004	83,381
Brightcove *	8,849	58,758
RingCentral, Cl A *	1,734	74,631

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zoom Video Communications, Cl A *	1,603	$128,881
		345,651
TOTAL UNITED STATES		1,442,848
TOTAL COMMON STOCK
(Cost $9,337,498)		3,332,823
TOTAL INVESTMENTS — 99.8%
(Cost $9,337,498)		$3,332,823

Percentages are based on Net Assets of $3,338,334.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 100.4%
AUSTRALIA — 5.1%
Health Care — 5.1%
Creso Pharma * (A)	34,001,550	$909,083
Incannex Healthcare *	12,430,520	2,002,613
TOTAL AUSTRALIA		2,911,696
CANADA — 66.2%
Consumer Staples — 3.4%
Flora Growth * (A)	2, 166,918	1,928,990
Financials — 4.0%
Fire & Flower Holdings * (A)	1,112,593	2,251,353
Health Care — 58.8%
Aurora Cannabis *	2,921,758	4,674,813
Auxly Cannabis Group * (A)	27,972,977	1,067,997
Canopy Growth * (A)	1,543,348	5,727,452
Cardiol Therapeutics, Cl A * (A)	821,242	928,099
Cronos Group *	1,317,174	4,053,307
HEXO * (A)	12,534,692	2,632,132
Organigram Holdings *	2,262,582	2,453,319
SNDL * (A)	1,826,059	5,204,268
Tilray Brands * (A)	1,159,595	4,406,461
Valens * (A)	2,203,988	2,019,537
		33,167,385
TOTAL CANADA		37,347,728
ISRAEL — 3.8%
Health Care — 3.8%
Intercure *	410,524	2,122,409
UNITED STATES — 25.3%
Consumer Staples — 2.1%
Upexi * (A)	284,044	1,164,580
Financials — 4.6%
AFC Gamma ‡	149,497	2,599,753
Health Care — 8.4%
cbdMD *	371,502	148,267

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cannabis ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — continued
Charlottes Web Holdings * (A)	3,824,553	$2,131,890
MyMD Pharmaceuticals * (A)	470,148	1,758,354
Zynerba Pharmaceuticals *	610,259	714,003
		4,752,514
Real Estate — 10.2%
Innovative Industrial Properties, Cl A ‡	46,313	4,247,828
Power ‡ *	88,160	1,498,720
		5,746,548
TOTAL UNITED STATES		14,263,395
TOTAL COMMON STOCK
(Cost $151,658,686)		56,645,228

SHORT-TERM INVESTMENT(B)(C) — 14.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $7,958,258)	7,958,258	7,958,258

REPURCHASE AGREEMENT(B) — 15.0%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $8,463,616 (collateralized by various U.S. Treasury Obligations, ranging in par value $726,956 - $884,799, 0.750%, 01/31/2028, with a total market value of $8,642,458)
(Cost $8,463,108)	$8,463,108	8,463,108
TOTAL INVESTMENTS — 129.5%
(Cost $168,080,052)		$73,066,594

Percentages are based on Net Assets of $56,414,301.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $15,595,441.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Cannabis ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $16,421,366.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$56,645,228	$—	$—	$56,645,228
Short-Term Investment	7,958,258	—	—	7,958,258
Repurchase Agreement	—	8,463,108	—	8,463,108
Total Investments in Securities	$64,603,486	$8,463,108	$—	$73,066,594

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 4.5%
Health Care — 4.5%
Genscript Biotech *	3,171,618	$10,284,013
FRANCE — 0.3%
Health Care — 0.3%
Cellectis ADR * (A)	207,638	687,282
GERMANY — 4.8%
Health Care — 4.8%
BioNTech ADR	58,850	8,512,064
CureVac *	254,190	2,534,794
TOTAL GERMANY		11,046,858
JAPAN — 1.3%
Health Care — 1.3%
Takara Bio	215,486	3,040,509
NETHERLANDS — 1.7%
Health Care — 1.7%
uniQure *	194,412	3,798,811
SWITZERLAND — 4.6%
Health Care — 4.6%
CRISPR Therapeutics *	164,003	10,674,955
UNITED STATES — 82.8%
Health Care — 82.8%
2seventy bio *	173,146	2,550,441
Agilent Technologies	72,487	9,296,458
Allogene Therapeutics *	338,593	4,642,110
Alnylam Pharmaceuticals *	54,936	11,353,623
Arrowhead Pharmaceuticals *	204,542	8,122,363
Beam Therapeutics *	213,871	11,677,357
BioMarin Pharmaceutical *	106,090	9,463,228
Bionano Genomics * (A)	1,343,368	3,331,553
Bluebird Bio *	326,100	1,904,424

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CareDx *	243,656	$4,773,221
Caribou Biosciences *	225,735	2,228,004
Editas Medicine, Cl A *	318,818	4,686,625
Fulgent Genetics *	98,604	4,286,316
Gilead Sciences	69,141	4,388,379
Illumina *	14,377	2,898,978
Intellia Therapeutics *	172,641	10,368,818
Invitae * (A)	1,051,003	3,195,049
Moderna *	29,853	3,948,656
Myriad Genetics *	359,281	8,026,338
NanoString Technologies *	208,410	2,826,040
Natera *	234,992	11,575,706
Pacific Biosciences of California *	1,025,597	6,009,998
QIAGEN *	187,978	8,539,841
REGENXBIO *	169,441	4,998,509
Rocket Pharmaceuticals *	279,000	4,299,390
Sangamo Therapeutics *	575,766	3,109,136
Sarepta Therapeutics *	115,005	12,579,247
Sorrento Therapeutics * (A)	1,491,649	3,057,880
Stoke Therapeutics *	82,850	1,247,721
Ultragenyx Pharmaceutical *	119,869	5,716,553
Veracyte *	328,389	6,699,136
Vertex Pharmaceuticals *	16,011	4,511,259
Verve Therapeutics * (A)	118,107	4,530,584
TOTAL UNITED STATES		190,842,941
TOTAL COMMON STOCK
(Cost $306,166,621)		230,375,369

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $4,163,073)	4,163,073	$4,163,073

REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $4,431,280 (collateralized by various U.S. Treasury Obligations, ranging in par value $380,611 - $463,253, 0.750%, 01/31/2028, with a total market value of $4,524,919)
(Cost $4,431,014)	$4,431,014	4,431,014
TOTAL INVESTMENTS — 103.7%
(Cost $314,760,708)		$238,969,456

Percentages are based on Net Assets of $230,415,127.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $8,662,352.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $8,594,087.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$230,375,369	$—	$—	$230,375,369
Short-Term Investment	4,163,073	—	—	4,163,073
Repurchase Agreement	—	4,431,014	—	4,431,014
Total Investments in Securities	$234,538,442	$4,431,014	$—	$238,969,456

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Genomics & Biotechnology ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Staples — 5.0%
Anjoy Foods Group, Cl A	6,051	$136,161
Health Care — 94.9%
3SBio	66,500	44,312
Alphamab Oncology *	19,000	19,317
Ascentage Pharma Group International *	6,400	13,405
Beijing Bohui Innovation Biotechnology Group, Cl A *	12,900	12,163
Beijing SL Pharmaceutical, Cl A	21,700	28,394
Beijing Tiantan Biological Products, Cl A	30,308	97,956
Beijing Wantai Biological Pharmacy Enterprise, Cl A	3,615	66,940
Berry Genomics, Cl A *	8,355	15,489
BGI Genomics, Cl A	8,838	77,411
Changchun High & New Technology Industry Group, Cl A	9,347	240,104
Chengdu Kanghua Biological Products, Cl A	1,950	29,580
Chongqing Zhifei Biological Products, Cl A	14,100	192,369
CSPC Pharmaceutical Group	208,000	211,741
Daan Gene, Cl A	38,780	99,347
Genscript Biotech *	43,850	142,184
Getein Biotech, Cl A	10,920	19,975
Guangdong Hybribio Biotech, Cl A	9,763	27,928
Guangzhou Wondfo Biotech, Cl A	9,800	46,402
Hebei Changshan Biochemical Pharmaceutical, Cl A	17,700	15,072
Hualan Biological Engineering, Cl A	36,300	104,052
Joinn Laboratories China, Cl A	8,204	92,744
JW Cayman Therapeutics *	10,100	7,888
Kintor Pharmaceutical *(A)(B)	7,300	13,598
PharmaBlock Sciences Nanjing, Cl A	5,781	70,527
Shanghai Haohai Biological Technology, Cl A	1,255	13,578

Schedule of Investments	August 31, 2022 (Unaudited)

Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai RAAS Blood Products, Cl A	98,000	$83,023
Shenzhen Kangtai Biological Products, Cl A	18,193	88,912
Shenzhen Neptunus Bioengineering, Cl A *	63,400	32,006
Sichuan Kelun Pharmaceutical, Cl A	27,300	85,026
Viva Biotech Holdings	37,000	8,768
Walvax Biotechnology, Cl A	27,700	175,397
Wuxi Biologics Cayman *	29,750	264,188
Zai Lab ADR *	2,738	126,523
		2,566,319
TOTAL CHINA		2,702,480
TOTAL COMMON STOCK
(Cost $3,704,765)		2,702,480
TOTAL INVESTMENTS — 99.9%
(Cost $3,704,765)		$2,702,480

Percentages are based on Net Assets of $2,705,113.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of August 31, 2022, was $13,598 and represents 0.5% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,688,882	$—	$13,598	$2,702,480
Total Investments in Securities	$2,688,882	$—	$13,598	$2,702,480

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net asset.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 12.1%
Consumer Discretionary — 12.1%
Alibaba Health Information Technology *	13,174,300	$7,637,178
JD Health International *	1,238,450	8,623,084
Ping An Healthcare and Technology * (A)	1,420,000	3,871,650
TOTAL CHINA		20,131,912
GERMANY — 2.0%
Health Care — 2.0%
CompuGroup Medical & KgaA	88,158	3,326,048
UNITED STATES — 85.9%
Financials — 0.3%
eHealth *	81,575	522,080
Health Care — 85.6%
1Life Healthcare *	490,065	8,434,019
Agilent Technologies	61,964	7,946,883
Allscripts Healthcare Solutions *	342,849	5,828,433
American Well, Cl A *	579,142	2,635,096
Change Healthcare *	308,514	7,580,189
Computer Programs and Systems *	45,153	1,377,618
Cue Health * (A)	235,066	782,770
Dexcom *	70,624	5,805,999
DocGo * (A)	249,657	2,546,501
Doximity, Cl A * (A)	168,445	5,590,690
GoodRx Holdings, Cl A *	219,561	1,339,322
Hims & Hers Health *	353,314	2,247,077
Illumina *	24,514	4,943,003
Invitae * (A)	723,877	2,200,586
iRhythm Technologies *	56,179	8,283,594
Laboratory Corp of America Holdings	28,844	6,497,688
LifeStance Health Group * (A)	229,760	1,445,190
Masimo *	62,293	9,150,219

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
NextGen Healthcare *	173,459	$2,973,087
Omnicell *	67,577	6,912,451
OptimizeRx *	51,189	812,369
Pear Therapeutics * (A)	192,698	339,149
Personalis *	110,940	367,211
Phreesia *	157,012	4,028,928
R1 RCM *	316,666	6,919,152
ResMed	337,381	7,431,412
Sharecare *	881,731	1,613,568
Signify Health, Cl A * (A)	207,932	5,801,303
SmileDirectClub, Cl A * (A)	343,729	391,851
Talkspace * (A)	386,889	514,562
Tandem Diabetes Care *	74,789	3,420,849
Teladoc Health *	130,206	4,044,198
UnitedHealth Group	14,231	7,390,585
Veracyte *	226,294	4,616,398
		142,211,950
TOTAL UNITED STATES		142,734,030
TOTAL COMMON STOCK
(Cost $315,177,838)		166,191,990

SHORT-TERM INVESTMENT(B)(C) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $5,297,581)	5,297,581	5,297,581

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 3.4%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $5,638,879 (collateralized by various U.S. Treasury Obligations, ranging in par value $484,334 - $589,497, 0.750%, 01/31/2028, with a total market value of $5,758,034)
(Cost $5,638,541)	$5,638,541	$5,638,541
TOTAL INVESTMENTS — 106.6%
(Cost $326,113,960)		$177,128,112

Percentages are based on Net Assets of $166,173,451.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $10,644,574.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $10,936,122.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$166,191,990	$—	$—	$166,191,990
Short-Term Investment	5,297,581	—	—	5,297,581
Repurchase Agreement	—	5,638,541	—	5,638,541
Total Investments in Securities	$171,489,571	$5,638,541	$—	$177,128,112

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.7%
Health Care — 0.7%
Cochlear	2,142	$314,689
BELGIUM — 1.3%
Health Care — 1.0%
UCB	6,330	446,196
Real Estate — 0.3%
Aedifica ‡	1,191	112,995
TOTAL BELGIUM		559,191
CANADA — 0.6%
Health Care — 0.6%
Chartwell Retirement Residences	14,486	114,928
Sienna Senior Living	12,155	123,722
TOTAL CANADA		238,650
CHINA — 4.4%
Health Care — 4.4%
AK Medical Holdings	233,589	202,970
BeiGene ADR *	3,338	573,001
Beijing Chunlizhengda Medical Instruments, Cl H	124,816	182,242
Hansoh Pharmaceutical Group	192,343	384,742
Lifetech Scientific *	439,692	143,971
Luye Pharma Group *	414,224	119,800
Microport Scientific *	64,702	129,588
Venus MedTech Hangzhou, Cl H *	77,840	136,066
TOTAL CHINA		1,872,380
DENMARK — 6.0%
Health Care — 6.0%
Demant *	7,791	240,694
Genmab *	2,143	764,912

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GN Store Nord	4,656	$132,385
Novo Nordisk, Cl B	13,218	1,416,284
TOTAL DENMARK		2,554,275
FRANCE — 0.4%
Health Care — 0.4%
Korian	7,005	89,669
Orpea *	3,874	84,688
TOTAL FRANCE		174,357
GERMANY — 0.8%
Health Care — 0.8%
Fresenius Medical Care & KGaA	9,517	327,192
IRELAND — 0.1%
Health Care — 0.1%
Amarin ADR *	40,950	48,321
ITALY — 0.4%
Health Care — 0.4%
Amplifon	7,355	192,661
JAPAN — 7.4%
Health Care — 7.4%
Astellas Pharma	59,666	854,155
Chugai Pharmaceutical	46,195	1,202,653
Kissei Pharmaceutical	7,718	138,409
Nipro	18,093	148,268
Terumo	24,686	802,417
TOTAL JAPAN		3,145,902
NEW ZEALAND — 0.3%
Health Care — 0.3%
Ryman Healthcare	24,081	135,681

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.5%
Health Care — 1.5%
Celltrion	4,478	$634,430
SPAIN — 0.2%
Health Care — 0.2%
Pharma Mar	1,829	106,745
SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	19,424	111,905
SWITZERLAND — 5.6%
Health Care — 5.6%
Alcon	19,360	1,280,682
Sonova Holding	2,049	543,139
Straumann Holding	5,170	570,530
TOTAL SWITZERLAND		2,394,351
UNITED KINGDOM — 4.0%
Health Care — 4.0%
AstraZeneca ADR	22,149	1,381,654
Smith & Nephew	28,376	335,302
TOTAL UNITED KINGDOM		1,716,956
UNITED STATES — 65.8%
Health Care — 59.5%
AbbVie	9,060	1,218,208
ABIOMED *	1,467	380,364
ACADIA Pharmaceuticals *	5,557	91,302
Aerie Pharmaceuticals *	17,539	264,839
agilon health *	13,017	270,493
Agios Pharmaceuticals *	5,051	128,800
Alector *	10,747	111,231
Alphatec Holdings *	11,771	89,342
Amedisys *	1,082	128,163

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	6,123	$1,471,357
AngioDynamics *	7,017	155,356
Biogen *	4,766	931,181
Blueprint Medicines *	2,154	157,716
Boston Scientific *	34,313	1,383,157
Bristol-Myers Squibb	20,313	1,369,299
Brookdale Senior Living *	22,445	98,758
Cano Health *	27,039	166,831
CareMax *	19,873	135,931
DaVita *	3,126	266,617
Denali Therapeutics *	4,529	125,317
Dexcom *	11,929	980,683
Edwards Lifesciences *	12,626	1,137,603
Eli Lilly	4,994	1,504,343
Ensign Group	1,789	152,602
Exact Sciences *	5,643	200,609
Exelixis *	10,351	183,627
FibroGen *	11,876	147,737
Glaukos *	2,490	120,889
Halozyme Therapeutics *	4,457	181,534
Heron Therapeutics *	24,047	98,352
Incyte *	7,177	505,476
Inogen *	4,588	131,354
Insulet *	2,248	574,297
Integer Holdings *	1,959	123,554
Johnson & Johnson	8,400	1,355,256
LHC Group *	1,024	165,345
LivaNova *	1,897	106,706
MannKind *	38,566	140,766
Medtronic	13,669	1,201,778
Merit Medical Systems *	2,323	137,591
National HealthCare	2,159	149,943

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Neurocrine Biosciences *	3,086	$322,888
Novocure *	3,377	277,353
NuVasive *	2,816	119,708
Pennant Group *	8,288	129,873
Regeneron Pharmaceuticals *	2,169	1,260,319
Roche Holding	3,301	1,265,674
Seagen *	5,948	917,717
Sight Sciences *	12,697	88,498
Silk Road Medical *	3,529	140,560
Stryker	5,683	1,166,152
Teleflex	1,518	343,463
Theravance Biopharma *	15,566	140,250
United Therapeutics *	1,474	334,038
Zimmer Biomet Holdings	6,807	723,720
		25,474,520
Real Estate — 6.3%
Diversified Healthcare Trust ‡	52,335	76,409
LTC Properties ‡	4,053	181,939
National Health Investors ‡	2,674	175,174
Omega Healthcare Investors ‡	7,742	252,853
Sabra Health Care ‡	10,868	162,694
Ventas ‡	12,980	621,223
Welltower ‡	15,777	1,209,307
		2,679,599
TOTAL UNITED STATES		28,154,119
TOTAL COMMON STOCK
(Cost $51,664,693)		42,681,805

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Aging Population ETF

	Number of Rights	Value
RIGHTS — 0.0%
United States — 0.0%
Radius Health#(A)(B)	19,104	$—
TOTAL RIGHTS (Cost $–)		—
TOTAL INVESTMENTS — 99.8%
(Cost $51,664,693)		$42,681,805

Percentages are based on Net Assets of $42,778,889.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of August 31, 2022, was $– and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$42,681,805	$—	$—		$42,681,805
Rights	—	—	—	(2)	—
Total Investments in Securities	$42,681,805	$—	$—		$42,681,805

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) Security fair valued at zero. Level 3 in accordance to fair value hierarchy.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.5%
Consumer Staples — 0.5%
Blackmores	2,196	$103,878
CANADA — 2.8%
Consumer Discretionary — 2.8%
Gildan Activewear	21,608	640,848
CHINA — 11.7%
Consumer Discretionary — 11.7%
ANTA Sports Products	67,044	810,625
Li Ning	99,114	909,205
Topsports International Holdings	705,370	558,088
Xtep International Holdings	299,201	417,799
TOTAL CHINA		2,695,717
FRANCE — 3.3%
Consumer Staples — 3.3%
Danone	14,471	764,090
GERMANY — 5.0%
Consumer Discretionary — 5.0%
adidas	3,613	538,709
Puma	9,902	607,574
TOTAL GERMANY		1,146,283
HONG KONG — 1.2%
Consumer Discretionary — 1.2%
Yue Yuen Industrial Holdings	182,991	273,244
IRELAND — 1.7%
Consumer Staples — 1.7%
Glanbia	31,635	403,040

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 0.7%
Consumer Discretionary — 0.7%
Technogym	22,821	$157,192
JAPAN — 13.9%
Consumer Discretionary — 8.5%
ABC-Mart	9,340	377,980
Asics	21,588	398,979
Descente	8,762	216,798
Goldwin	5,435	326,590
Shimano	3,627	649,393
		1,969,740
Consumer Staples — 4.5%
Ariake Japan	3,733	127,642
Yakult Honsha	15,261	906,027
		1,033,669
Health Care — 0.9%
Tsumura	8,761	201,922
TOTAL JAPAN		3,205,331
NETHERLANDS — 1.2%
Consumer Discretionary — 1.2%
Basic-Fit *	7,486	286,950
SOUTH KOREA — 1.7%
Consumer Discretionary — 1.7%
Fila Holdings	6,887	160,648
Hwaseung Enterprise	6,886	68,214
Youngone	5,023	167,489
TOTAL SOUTH KOREA		396,351

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.7%
Consumer Discretionary — 2.7%
On Holding, Cl A *	31,472	$629,125
TAIWAN — 6.9%
Consumer Discretionary — 6.9%
Feng TAY Enterprise	100,381	567,245
Fulgent Sun International Holding	21,165	131,771
Giant Manufacturing	42,658	335,658
Merida Industry	33,660	246,610
Pou Chen	334,586	318,784
TOTAL TAIWAN		1,600,068
UNITED KINGDOM — 4.7%
Consumer Discretionary — 4.7%
Frasers Group *	55,782	522,510
JD Sports Fashion	418,664	550,246
TOTAL UNITED KINGDOM		1,072,756
UNITED STATES — 41.8%
Consumer Discretionary — 24.6%
Beachbody *	41,256	47,857
Clarus	4,229	64,154
Columbia Sportswear	7,319	521,406
Dick's Sporting Goods	6,380	678,641
F45 Training Holdings *	10,377	25,942
Foot Locker	10,899	401,519
Hibbett	1,927	112,922
Lululemon Athletica *	2,153	645,814
NIKE, Cl B	6,235	663,716
Peloton Interactive, Cl A *	32,060	326,691
Planet Fitness, Cl A *	9,589	649,655

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shoe Carnival	3,202	$76,176
Skechers USA, Cl A *	15,329	579,436
Under Armour, Cl A *	21,391	180,112
VF	14,356	595,056
WW International *	8,080	42,178
Zumiez *	2,265	58,799
		5,670,074
Consumer Staples — 13.2%
BellRing Brands *	15,468	366,437
Calavo Growers	2,167	91,101
Cal-Maine Foods	5,006	268,372
Celsius Holdings *	8,564	886,288
Hain Celestial Group *	10,357	209,833
Herbalife Nutrition *	12,461	325,107
Medifast	1,309	164,253
Nu Skin Enterprises, Cl A	5,650	231,311
Sprouts Farmers Market *	12,580	363,562
USANA Health Sciences *	2,190	141,299
		3,047,563
Health Care — 3.5%
Dexcom *	6,271	515,539
Prestige Consumer Healthcare *	5,694	288,002
		803,541
Industrials — 0.5%
Healthcare Services Group	8,385	117,977
TOTAL UNITED STATES		9,639,155

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Health & Wellness ETF

Value
TOTAL COMMON STOCK
(Cost $31,405,759)	$23,014,028
TOTAL INVESTMENTS — 99.8%
(Cost $31,405,759)	$23,014,028

Percentages are based on Net Assets of $23,062,244.

*	Non-income producing security.

Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.5%
Information Technology — 0.5%
Novonix *	408,820	$678,246
CANADA — 3.3%
Industrials — 1.5%
Ballard Power Systems *	249,593	1,946,826
Information Technology — 1.8%
Canadian Solar *	50,054	2,260,939
TOTAL CANADA		4,207,765
CHINA — 13.5%
Industrials — 3.1%
China Everbright Environment Group	5,155,800	2,555,287
Dongfang Electric, Cl H	329,000	438,451
Xinjiang Goldwind Science & Technology, Cl H	651,100	973,890
		3,967,628
Information Technology — 10.4%
Daqo New Energy ADR *	62,133	4,142,407
Flat Glass Group, Cl H	376,600	1,245,121
JinkoSolar Holding ADR *	40,384	2,458,174
Xinyi Solar Holdings	3,978,100	5,494,130
		13,339,832
TOTAL CHINA		17,307,460
DENMARK — 4.8%
Industrials — 4.8%
Vestas Wind Systems	243,399	6,134,749
GERMANY — 4.3%
Industrials — 3.1%
Nordex *	161,434	1,559,342

Schedule of Investments	August 31, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Varta	34,011	$2,393,301
		3,952,643
Information Technology — 1.2%
SMA Solar Technology *	29,017	1,467,657
TOTAL GERMANY		5,420,300
NETHERLANDS — 1.6%
Industrials — 1.6%
Alfen Beheer BV *	18,204	2,064,809
NORWAY — 1.4%
Industrials — 1.4%
NEL *	1,223,632	1,813,103
SOUTH KOREA — 14.1%
Industrials — 2.7%
CS Wind	35,347	1,815,513
Doosan Fuel Cell *	54,944	1,573,291
		3,388,804
Information Technology — 6.4%
Samsung SDI	18,414	8,232,643
Materials — 5.0%
Hanwha Solutions *	161,627	6,356,084
TOTAL SOUTH KOREA		17,977,531
SPAIN — 3.9%
Industrials — 3.9%
Siemens Gamesa Renewable Energy *	279,113	5,030,871
SWITZERLAND — 1.1%
Information Technology — 1.1%
Landis+Gyr Group	24,579	1,438,046

Schedule of Investments	August 31, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.0%
Information Technology — 2.0%
Simplo Technology	160,864	$1,524,740
United Renewable Energy *	1,370,200	1,037,638
TOTAL TAIWAN		2,562,378
UNITED KINGDOM — 4.8%
Industrials — 1.9%
Ceres Power Holdings *	159,575	1,205,447
ITM Power *	515,929	1,186,264
		2,391,711
Materials — 2.9%
Johnson Matthey	156,906	3,678,911
TOTAL UNITED KINGDOM		6,070,622
UNITED STATES — 44.7%
Consumer Discretionary — 2.4%
QuantumScape, Cl A *	281,363	3,103,434
Industrials — 17.6%
Ameresco, Cl A *	28,377	1,953,756
Array Technologies *	114,705	2,397,334
Bloom Energy, Cl A *	135,709	3,448,366
Fluence Energy, Cl A *	45,557	908,862
FuelCell Energy *	308,542	1,292,791
Plug Power *	291,263	8,167,015
Shoals Technologies Group, Cl A *	87,202	2,299,517
Stem *	129,113	2,029,656
		22,497,297
Information Technology — 24.7%
Enphase Energy *	42,194	12,086,049
First Solar *	73,930	9,429,772
SolarEdge Technologies *	23,929	6,603,686

Schedule of Investments	August 31, 2022 (Unaudited)

Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SunPower, Cl A *	146,591	$3,518,184
		31,637,691
TOTAL UNITED STATES		57,238,422
TOTAL COMMON STOCK
(Cost $169,265,548)		127,944,302
TOTAL INVESTMENTS — 100.0%
(Cost $169,265,548)		$127,944,302

Percentages are based on Net Assets of $127,979,183.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.7%
TopBuild *	143,049	$26,286,684
Industrials — 69.3%
Acuity Brands	152,226	24,954,408
Advanced Drainage Systems	309,498	41,998,879
AECOM	613,305	44,863,261
Altra Industrial Motion	280,157	10,631,958
Arcosa	241,279	14,102,758
Argan	306,412	10,598,791
Astec Industries	178,460	6,813,603
Atkore *	200,406	16,916,270
Atlas Technical Consultants *	1,486,783	12,667,391
Builders FirstSource *	836,304	49,015,777
Carlisle	228,236	67,480,256
Columbus McKinnon	244,524	7,489,770
Construction Partners, Cl A *	500,375	14,640,972
Crane Holdings	254,171	23,983,576
CSW Industrials	98,941	12,525,931
CSX	3,407,338	107,842,248
Custom Truck One Source * (A)	1,553,469	10,221,826
Deere	318,142	116,201,365
DXP Enterprises *	451,893	12,011,316
Dycom Industries *	145,702	16,336,108
Eaton	723,857	98,907,820
EMCOR Group	231,124	27,485,266
Emerson Electric	1,247,831	101,997,706
Exponent	225,784	21,192,086
Fastenal	2,039,459	102,645,971
Fortive	1,619,657	102,572,878
Gibraltar Industries *	202,501	8,474,667
Gorman-Rupp	283,959	7,499,357
Graco	741,911	47,363,598

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Granite Construction	317,839	$9,528,813
Greenbrier	303,047	8,639,870
H&E Equipment Services	277,780	8,794,515
Herc Holdings	127,970	14,400,464
Howmet Aerospace	1,862,048	65,972,361
Hubbell, Cl B	236,580	48,806,454
IDEX	327,380	65,872,130
Insteel Industries	286,838	8,289,618
Jacobs Solutions	561,808	69,990,041
Lincoln Electric Holdings	257,435	35,188,790
MasTec *	322,431	25,955,695
MDU Resources Group	882,608	26,610,631
MRC Global *	1,539,569	14,980,006
Mueller Industries	245,812	15,527,944
Mueller Water Products, Cl A	883,710	9,968,249
MYR Group *	127,550	11,854,497
Norfolk Southern	417,327	101,464,714
Northwest Pipe *	409,467	12,963,725
NOW *	1,302,331	15,784,252
Parker-Hannifin	367,611	97,416,915
Pentair	718,500	31,973,250
Powell Industries	444,824	10,969,360
Primoris Services	456,237	9,247,924
Quanta Services	620,835	87,723,986
RBC Bearings *	124,233	29,900,398
Regal Rexnord	295,668	40,680,960
Rockwell Automation	370,240	87,724,666
SPX Technologies *	221,296	12,627,150
Sterling Infrastructure *	450,948	11,404,475
Terex	297,275	9,875,475
Tetra Tech	235,678	32,007,429
Titan Machinery *	382,511	11,773,689

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Trane Technologies	663,982	$102,299,707
Trinity Industries	416,528	10,154,953
Tutor Perini *	1,000,357	6,782,420
Union Pacific	471,624	105,884,304
United Rentals *	312,273	91,196,207
Valmont Industries	92,411	25,581,213
Wabash National	584,244	9,610,814
WESCO International *	218,592	28,784,195
Willdan Group *	371,704	8,459,983
Woodward	272,998	25,407,924
Zurn Elkay Water Solutions	520,357	14,351,446
		2,611,867,425
Information Technology — 2.6%
Badger Meter	129,076	12,222,207
Calix *	262,092	15,424,114
Trimble *	1,093,521	69,165,203
		96,811,524
Materials — 23.5%
Alcoa	816,125	40,381,865
Arconic *	444,781	11,212,929
ATI *	593,287	17,757,080
Carpenter Technology	397,335	13,497,470
Century Aluminum *	722,957	5,581,228
Cleveland-Cliffs *	2,182,232	37,687,147
Commercial Metals	526,726	21,337,670
Eagle Materials	176,522	21,115,562
Haynes International	323,478	12,838,842
Louisiana-Pacific	381,923	20,711,684
Martin Marietta Materials	302,751	105,269,550
Minerals Technologies	162,747	9,481,640
Nucor	1,239,729	164,809,573

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Reliance Steel & Aluminum	273,424	$51,398,244
RPM International	564,208	52,561,617
Ryerson Holding	550,452	15,687,882
Steel Dynamics	866,536	69,946,786
Summit Materials, Cl A *	520,739	14,799,402
TimkenSteel *	868,034	13,315,642
United States Steel	1,179,713	26,980,036
Vulcan Materials	619,518	103,143,552
Westlake	556,023	54,840,548
		884,355,949
Utilities — 3.7%
Sempra Energy	855,680	141,161,530
TOTAL COMMON STOCK
(Cost $3,850,026,002)		3,760,483,112

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $816,911)	816,911	816,911

Schedule of Investments	August 31, 2022 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $869,541 (collateralized by various U.S. Treasury Obligations, ranging in par value $74,687 - $90,903, 0.750%, 01/31/2028, with a total market value of $887,915)
(Cost $869,489)	$869,489	$869,489
TOTAL INVESTMENTS — 99.8%
(Cost $3,851,712,402)		$3,762,169,512

Percentages are based on Net Assets of $3,768,860,597.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $1,631,840.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $1,686,400.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,760,483,112	$—	$—	$3,760,483,112
Short-Term Investment	816,911	—	—	816,911
Repurchase Agreement	—	869,489	—	869,489
Total Investments in Securities	$3,761,300,023	$869,489	$—	$3,762,169,512

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Thematic Growth ETF

	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 100.4%
Global X Blockchain ETF(A)	1,962,847	$13,445,502
Global X Cannabis ETF(A)	549,493	9,291,927
Global X Data Center REITs & Digital Infrastructure ETF(A)	320,187	4,684,336
Global X FinTech ETF(A) (B)	193,696	4,555,730
Global X Genomics & Biotechnology ETF(A)	333,281	4,609,276
Global X Lithium & Battery Tech ETF(A)	130,901	9,656,567
Global X Renewable Energy Producers ETF(A)	666,217	9,853,349
Global X Robotics & Artificial Intelligence ETF(A)	219,558	4,522,895
Global X Social Media ETF(A)	148,952	4,806,681
TOTAL EXCHANGE TRADED FUNDS
(Cost $93,467,236)		65,426,263

SHORT-TERM INVESTMENT(C)(D) — 2.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $1,504,927)	1,504,927	1,504,927

REPURCHASE AGREEMENT(C) — 2.5%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $1,601,883 (collateralized by various U.S. Treasury Obligations, ranging in par value $137,589 - $167,463, 0.750%, 01/31/2028, with a total market value of $1,635,730)
(Cost $1,601,787)	$1,601,787	1,601,787
TOTAL INVESTMENTS — 105.2%
(Cost $96,573,950)		$68,532,977

Percentages are based on Net Assets of $65,142,306.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Thematic Growth ETF

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $2,328,480.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $3,106,714.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

Cl — Class
ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$65,426,263	$—	$—	$65,426,263
Short-Term Investment	1,504,927	—	—	1,504,927
Repurchase Agreement	—	1,601,787	—	1,601,787
Total Investments in Securities	$66,931,190	$1,601,787	$—	$68,532,977

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2022:

				Changes in
				Unrealized
		Purchases at	Proceeds from	Appreciation	Realized Gain			Dividend
	Value at 11/30/21	Cost	Sales	(Depreciation)	(Loss)	Value at 8/31/22	Shares	Income	Capital Gain
Global X Blockchain ETF	$-	$13,465,130	$-	$(19,628)	$-	$13,445,502	1,962,847	$-	$-
Global X Cannabis ETF	6,346,511	6,268,935	(479,105)	(2,540,180)	(304,234)	9,291,927	549,493	208,833	-
Global X Data Center REITs & Digital Infrastructure ETF	-	4,687,538	-	(3,202)	-	4,684,336	320,187	-	-
Global X Cloud Computing ETF	17,449,964	3,350,222	(13,742,915)	609,723	(7,666,994)	-	-	-	306,532
Global X FinTech ETF	16,833,127	4,492,744	(7,651,523)	(3,853,815)	(5,264,803)	4,555,730	193,696	875,359	-
Global X Genomics & Biotechnology ETF	23,960,245	4,093,581	(16,339,525)	1,248,780	(8,353,805)	4,609,276	333,281	8,106	-
Global X Lithium & Battery Tech ETF	10,545,810	16,370,193	(14,233,004)	(2,030,450)	(995,982)	9,656,567	130,901	35,277	-
Global X Renewable Energy Producers ETF	9,141,433	5,143,962	(3,930,842)	(379,956)	(121,248)	9,853,349	666,217	89,035	-
Global X Robotics & Artificial Intelligence ETF	9,418,697	1,867,402	(2,663,549)	(3,427,779)	(671,876)	4,522,895	219,558	11,511	-
Global X Social Media ETF	16,244,505	3,272,046	(7,466,322)	(1,915,358)	(5,328,190)	4,806,681	148,952	36,115	-
Totals:	$109,940,292	$63,011,753	$(66,506,785)	$(12,311,865)	$(28,707,132)	$65,426,263	4,525,132	$1,264,236	$306,532

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA — 4.2%
Materials — 4.2%
Nufarm	76,740	$280,933
CANADA — 13.3%
Consumer Staples — 0.9%
Maple Leaf Foods	1,099	19,444
SunOpta *	4,359	43,285
		62,729
Materials — 12.4%
Nutrien	9,018	827,582
TOTAL CANADA		890,311
CHINA — 9.1%
Consumer Staples — 9.1%
Cheng De Lolo, Cl A *	256,480	316,249
Yuan Longping High-tech Agriculture, Cl A *	129,300	292,604
TOTAL CHINA		608,853
GERMANY — 1.8%
Health Care — 1.8%
Bayer	2,260	119,536
ISRAEL — 0.2%
Materials — 0.2%
ICL Group	1,953	18,788
PHILIPPINES — 0.4%
Consumer Staples — 0.4%
Monde Nissin	98,604	28,973
UNITED KINGDOM — 4.3%
Consumer Staples — 3.9%
Unilever	5,751	262,690

Schedule of Investments	August 31, 2022 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.4%
CNH Industrial	2,233	$27,309
TOTAL UNITED KINGDOM		289,999
UNITED STATES — 65.6%
Consumer Discretionary — 3.3%
GrowGeneration *	46,597	221,336
Consumer Staples — 28.7%
AppHarvest *	58,280	167,846
Archer-Daniels-Midland	1,287	113,115
Benson Hill *	6,230	22,117
Beyond Meat *	22,550	550,220
Hain Celestial Group *	717	14,526
Ingredion	277	24,118
Kellogg	764	55,573
Oatly Group ADR *	219,754	709,805
Sprouts Farmers Market *	773	22,340
Tattooed Chef *	36,419	242,551
		1,922,211
Industrials — 17.8%
AGCO	172	18,698
Deere	771	281,608
Hydrofarm Holdings Group *	24,895	84,643
Lindsay	2,224	356,640
Titan Machinery *	14,613	449,788
		1,191,377
Materials — 15.8%
Corteva	16,552	1,016,789
FMC	282	30,479

Schedule of Investments	August 31, 2022 (Unaudited)

Global X AgTech & Food Innovation ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	223	$14,930
		1,062,198
TOTAL UNITED STATES		4,397,122
TOTAL COMMON STOCK
(Cost $8,729,796)		6,634,515

U.S. TREASURY OBLIGATION — 10.1%
U.S. Treasury Bill
2.000%, 09/01/22(A)
(Cost $675,000)	$675,000	675,000
TOTAL INVESTMENTS — 109.0%
(Cost $9,404,796)		$7,309,515

Percentages are based on Net Assets of $6,703,395.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,634,515	$—	$—	$6,634,515
U.S. Treasury Obligation	—	675,000	—	675,000
Total Investments in Securities	$6,634,515	$675,000	$—	$7,309,515

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2022 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 15.2%
Information Technology — 15.2%
BIGG Digital Assets * (A)	3,824,333	$1,168,092
Bitfarms * (A)	2,086,201	2,771,831
Hive Blockchain Technologies * (A)	746,247	3,817,847
Hut 8 Mining * (A)	1,479,171	3,060,899
TOTAL CANADA		10,818,669
CHINA — 11.4%
Industrials — 0.3%
SOS ADR * (A)	34,644	209,596
Information Technology — 11.1%
Bit Digital * (A)	628,546	930,248
BIT Mining ADR * (A)	1,170,675	468,387
Canaan ADR *	1,567,993	5,503,655
Ebang International Holdings, Cl A * (A)	2,243,156	1,048,676
		7,950,966
TOTAL CHINA		8,160,562
GERMANY — 3.7%
Information Technology — 3.7%
Northern Data * (A)	114,506	2,664,376
UNITED KINGDOM — 4.9%
Information Technology — 4.9%
Argo Blockchain *	7,221,499	3,529,241
UNITED STATES — 64.5%
Consumer Discretionary — 2.8%
Overstock.com *	75,935	1,981,903
Financials — 21.4%
Bakkt Holdings * (A)	658,937	1,706,647
Coinbase Global, Cl A *	118,937	7,944,992

Schedule of Investments		August 31, 2022 (Unaudited)

Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Galaxy Digital Holdings * (A)	1,023,832	$5,621,069
		15,272,708
Information Technology — 40.3%
Block, Cl A *	24,109	1,661,351
Cipher Mining *	246,328	495,119
Cleanspark *	682,752	2,922,179
GreenBox POS * (A)	333,701	387,093
Marathon Digital Holdings * (A)	825,403	9,781,026
NVIDIA	13,691	2,066,520
PayPal Holdings *	28,444	2,657,807
Riot Blockchain * (A)	1,170,419	8,391,904
Terawulf * (A)	219,605	327,211
		28,690,210
TOTAL UNITED STATES		45,944,821
TOTAL COMMON STOCK
(Cost $171,419,457)		71,117,669

SHORT-TERM INVESTMENT(B)(C) — 12.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.030%
(Cost $8,954,901)	8,954,901	8,954,901

Schedule of Investments		August 31, 2022 (Unaudited)

Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 13.4%
BNP Paribas
2.160%, dated 08/31/2022, to be repurchased on 09/01/2022, repurchase price $9,555,769 (collateralized by various U.S. Treasury Obligations, ranging in par value $820,763 - $998,975, 0.750%, 01/31/2028, with a total market value of $9,757,695)
(Cost $9,555,196)	$9,555,196	$9,555,196
TOTAL INVESTMENTS — 125.7%
(Cost $189,929,554)		$89,627,766

Percentages are based on Net Assets of $71,279,165.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $17,986,515.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $18,510,097.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$71,117,669	$—	$—	$71,117,669
Short-Term Investment	8,954,901	—	—	8,954,901
Repurchase Agreement	—	9,555,196	—	9,555,196
Total Investments in Securities	$80,072,570	$9,555,196	$—	$89,627,766

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.7%
BRAZIL — 2.9%
Utilities — 2.9%
Cia de Saneamento Basico do Estado de Sao Paulo *	17,351	$164,602
Cia de Saneamento de Minas Gerais-COPASA	10,027	26,127
TOTAL BRAZIL		190,729
CHILE — 0.4%
Utilities — 0.4%
Aguas Andinas, Cl A	135,542	29,814
CHINA — 6.9%
Industrials — 1.7%
Beijing Originwater Technology, Cl A	119,300	95,356
WPG Shanghai Smart Water, Cl A	12,900	18,302
		113,658
Utilities — 5.2%
Beijing Capital Eco-Environment Protection Group, Cl A	174,300	71,049
Beijing Enterprises Water Group	198,440	51,071
Chengdu Xingrong Environment, Cl A	60,900	45,497
China Water Affairs Group	41,500	37,858
Guangdong Investment	143,800	131,912
		337,387
TOTAL CHINA		451,045
JAPAN — 3.8%
Industrials — 3.8%
Kurita Water Industries	4,937	194,453
METAWATER	1,189	17,643
Nomura Micro Science	582	15,576

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Organo	289	$19,430
TOTAL JAPAN		247,102
SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies	754	25,274
SINGAPORE — 1.3%
Utilities — 1.3%
Keppel Infrastructure Trust	207,513	84,784
SOUTH KOREA — 2.0%
Consumer Discretionary — 2.0%
Coway	2,784	132,586
UNITED KINGDOM — 12.1%
Utilities — 12.1%
Pennon Group	13,747	149,403
Severn Trent	8,273	268,290
United Utilities Group	30,596	376,131
TOTAL UNITED KINGDOM		793,824
UNITED STATES — 69.9%
Energy — 0.4%
Select Energy Services, Cl A *	3,852	27,388
Industrials — 34.9%
A O Smith	4,543	256,452
Advanced Drainage Systems	2,791	378,739
Energy Recovery *	2,377	54,528
Evoqua Water Technologies *	6,050	212,234
Franklin Electric	1,983	172,224
Mueller Water Products, Cl A	7,804	88,029
Pentair	5,524	245,818
Reliance Worldwide	37,723	100,858

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Watts Water Technologies, Cl A	1,395	$193,235
Xylem	6,445	587,140
		2,289,257
Information Technology — 2.2%
Badger Meter	1,482	140,331
Materials — 7.8%
Ecolab	3,118	510,822
Utilities — 24.6%
American States Water	1,872	155,320
American Water Works	3,837	569,603
California Water Service Group	2,669	156,217
Essential Utilities	11,483	564,389
Middlesex Water	876	77,762
SJW Group	1,397	89,827
		1,613,118
TOTAL UNITED STATES		4,580,916
TOTAL COMMON STOCK
(Cost $7,642,735)		6,536,074
TOTAL INVESTMENTS — 99.7%
(Cost $7,642,735)		$6,536,074

Percentages are based on Net Assets of $6,553,986.

*	Non-income producing security.

Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 8.1%
Industrials — 8.1%
Ballard Power Systems *	421,581	$3,288,332
NFI Group	12,932	130,347
TOTAL CANADA		3,418,679
FRANCE — 3.8%
Consumer Discretionary — 0.4%
Cie Plastic Omnium	9,218	171,850
Industrials — 3.4%
McPhy Energy *	113,098	1,437,494
TOTAL FRANCE		1,609,344
GERMANY — 4.9%
Industrials — 4.9%
SFC Energy *	94,783	2,063,442
JAPAN — 2.1%
Consumer Discretionary — 2.1%
Toyota Motor	58,040	879,863
NORWAY — 12.0%
Industrials — 12.0%
NEL *	3,383,536	5,013,517
SOUTH KOREA — 4.8%
Industrials — 4.8%
Doosan Fuel Cell *	70,201	2,010,167
SWEDEN — 7.4%
Industrials — 7.4%
Cell Impact *	918,952	1,413,008
PowerCell Sweden *	103,643	1,700,863
TOTAL SWEDEN		3,113,871

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 12.1%
Industrials — 10.0%
AFC Energy *	4,399,953	$1,407,944
Ceres Power Holdings *	223,988	1,692,029
ITM Power *	476,565	1,095,756
		4,195,729
Materials — 2.1%
Linde	3,093	874,886
TOTAL UNITED KINGDOM		5,070,615
UNITED STATES — 44.7%
Industrials — 42.3%
Advent Technologies Holdings *	63,600	199,704
Bloom Energy, Cl A *	262,969	6,682,042
Chart Industries *	1,407	272,761
Cummins	5,035	1,084,388
FuelCell Energy *	420,578	1,762,222
Hyster-Yale Materials Handling	4,613	134,377
Hyzon Motors *	464,706	989,824
Lightning eMotors *	31,663	89,923
Nikola *	18,518	99,256
Plug Power *	229,059	6,422,814
		17,737,311
Materials — 2.4%
Air Products & Chemicals	3,982	1,005,256
TOTAL UNITED STATES		18,742,567
TOTAL COMMON STOCK
(Cost $51,444,761)		41,922,065

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Hydrogen ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 6.0%
U.S. Treasury Bill
2.000%, 09/01/22(A)
(Cost $2,500,000)	$2,500,000	$2,500,000
TOTAL INVESTMENTS — 105.9%
(Cost $53,944,761)		$44,422,065

Percentages are based on Net Assets of $41,932,069.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,922,065	$—	$—	$41,922,065
U.S. Treasury Obligation	—	2,500,000	—	2,500,000
Total Investments in Securities	$41,922,065	$2,500,000	$—	$44,422,065

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 1.2%
Information Technology — 1.2%
Canadian Solar *	2,237	$101,045
CHINA — 55.8%
Industrials — 11.6%
Ginlong Technologies, Cl A	6,900	229,965
ReneSola ADR *	4,047	23,635
Sineng Electric, Cl A	7,440	58,604
Sungrow Power Supply, Cl A	43,100	696,497
		1,008,701
Information Technology — 42.6%
Daqo New Energy ADR *	3,616	241,079
Flat Glass Group, Cl H	20,600	68,108
GCL Technology Holdings *	1,001,500	359,827
Hangzhou First Applied Material, Cl A	22,780	214,398
JA Solar Technology, Cl A	40,960	389,603
Jiangsu Akcome Science & Technology, Cl A *	169,300	86,940
JinkoSolar Holding ADR *	2,055	125,088
LONGi Green Energy Technology, Cl A *	79,660	591,653
Risen Energy, Cl A *	26,700	112,942
Shenzhen SC New Energy Technology, Cl A	9,200	177,486
TCL Zhonghuan Renewable Energy Technology, Cl A	88,400	616,943
Trina Solar, Cl A	43,512	451,244
Xinyi Solar Holdings	189,600	261,855
		3,697,166
Utilities — 1.6%
CECEP Solar Energy, Cl A	84,400	98,926
GCL New Energy Holdings *	1,112,400	12,472

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xinyi Energy Holdings	75,000	$30,387
		141,785
TOTAL CHINA		4,847,652
GERMANY — 1.7%
Information Technology — 0.3%
SMA Solar Technology *	495	25,037
Utilities — 1.4%
Encavis	5,753	123,508
TOTAL GERMANY		148,545
INDIA — 0.1%
Utilities — 0.1%
Azure Power Global *	2,967	10,652
JAPAN — 0.6%
Industrials — 0.2%
gremz	1,546	20,453
Utilities — 0.4%
West Holdings	1,037	33,177
TOTAL JAPAN		53,630
SOUTH AFRICA — 0.6%
Utilities — 0.6%
Scatec	5,380	54,916
SOUTH KOREA — 2.5%
Materials — 2.5%
Hanwha Solutions *	5,512	216,763
SPAIN — 2.0%
Utilities — 2.0%
Atlantica Sustainable Infrastructure	3,051	101,964

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Solaria Energia y Medio Ambiente *	3,517	$74,904
TOTAL SPAIN		176,868
SWITZERLAND — 0.7%
Information Technology — 0.7%
Meyer Burger Technology *	113,805	57,185
TAIWAN — 1.9%
Information Technology — 1.9%
Anji Technology	9,800	18,642
Gigastorage *	25,230	18,568
Motech Industries	20,690	19,373
Tainergy Tech *	24,600	24,206
TSEC *	21,377	27,391
United Renewable Energy *	68,718	52,039
TOTAL TAIWAN		160,219
THAILAND — 0.2%
Utilities — 0.2%
Sermsang Power NVDR	73,462	19,341
UNITED STATES — 32.6%
Industrials — 6.8%
Array Technologies *	6,807	142,266
Beam Global *	882	12,939
FTC Solar *	6,133	25,391
Heliogen *	6,434	15,441
Shoals Technologies Group, Cl A *	2,916	76,895
Sunrun *	9,756	322,241
		595,173
Information Technology — 24.4%
Enphase Energy *	3,132	897,130
First Solar *	4,295	547,827
Maxeon Solar Technologies *	1,666	33,070

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Solar ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
SolarEdge Technologies *	1,984	$547,525
SunPower, Cl A *	3,894	93,456
		2,119,008
Utilities — 1.4%
Sunnova Energy International *	4,729	119,265
TOTAL UNITED STATES		2,833,446
TOTAL COMMON STOCK
(Cost $6,887,818)		8,680,262

U.S. TREASURY OBLIGATION — 3.5%
U.S. Treasury Bill
2.001%, 09/01/22(A)
(Cost $300,000)	$300,000	300,000
TOTAL INVESTMENTS — 103.4%
(Cost $7,187,818)		$8,980,262

Percentages are based on Net Assets of $8,686,702.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,680,262	$—	$—	$8,680,262
U.S. Treasury Obligation	—	300,000	—	300,000
Total Investments in Securities	$8,680,262	$300,000	$—	$8,980,262

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Solar ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments		August 31, 2022 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 2.4%
Industrials — 0.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia	15,400	$6,896
Utilities — 2.2%
Omega Energia *	37,300	80,921
TOTAL BRAZIL		87,817
CANADA — 20.7%
Utilities — 20.7%
Boralex, Cl A	5,602	211,743
Innergex Renewable Energy	9,832	149,027
Northland Power	11,916	409,089
TOTAL CANADA		769,859
CHINA — 30.0%
Industrials — 15.2%
Jinlei Technology, Cl A *	17,500	102,560
Ming Yang Smart Energy Group, Cl A	47,700	185,650
Riyue Heavy Industry, Cl A	23,600	81,445
Titan Wind Energy Suzhou, Cl A	57,300	115,123
Xinjiang Goldwind Science & Technology, Cl H	54,200	81,070
		565,848
Utilities — 14.8%
CECEP Wind-Power, Cl A	264,300	191,317
China Datang Renewable Power, Cl H	166,000	41,665
China Longyuan Power Group, Cl H	196,600	318,614
		551,596
TOTAL CHINA		1,117,444

Schedule of Investments		August 31, 2022 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 21.5%
Industrials — 10.9%
Vestas Wind Systems	16,076	$405,188
Utilities — 10.6%
Orsted	4,021	395,179
TOTAL DENMARK		800,367
GERMANY — 2.2%
Industrials — 2.2%
Nordex *	8,305	80,221
GREECE — 1.8%
Utilities — 1.8%
Terna Energy	3,699	65,947
HONG KONG — 1.6%
Industrials — 0.4%
China High Speed Transmission Equipment Group *	28,300	16,045
Utilities — 1.2%
Concord New Energy Group	490,000	44,949
TOTAL HONG KONG		60,994
INDIA — 2.2%
Utilities — 2.2%
ReNew Energy Global, Cl A *	11,984	81,252
SOUTH KOREA — 2.7%
Industrials — 2.7%
CS Wind	1,674	85,981
Unison *	7,326	14,925
TOTAL SOUTH KOREA		100,906

Schedule of Investments		August 31, 2022 (Unaudited)

Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 9.6%
Industrials — 5.3%
Siemens Gamesa Renewable Energy *	10,888	$196,251
Utilities — 4.3%
ACCIONA Energias Renovables	3,848	160,346
TOTAL SPAIN		356,597
SWEDEN — 1.8%
Industrials — 1.8%
Eolus Vind, Cl B	1,397	18,131
OX2 *	5,600	50,137
TOTAL SWEDEN		68,268
TAIWAN — 0.9%
Materials — 0.9%
Century Iron & Steel Industrial	12,000	34,418
UNITED STATES — 2.4%
Industrials — 2.4%
Infrastructure and Energy Alternatives *	3,006	42,715
TPI Composites *	2,493	46,345
TOTAL UNITED STATES		89,060
TOTAL COMMON STOCK
(Cost $4,407,658)		3,713,150

Schedule of Investments		August 31, 2022 (Unaudited)

Global X Wind Energy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 10.1%
U.S. Treasury Bill
2.000%, 09/01/22(A)
(Cost $375,000)	$375,000	$375,000
TOTAL INVESTMENTS — 109.9%
(Cost $4,782,658)		$4,088,150

Percentages are based on Net Assets of $3,718,326.

*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,713,150	$—	$—	$3,713,150
U.S. Treasury Obligation	—	375,000	—	375,000
Total Investments in Securities	$3,713,150	$375,000	$—	$4,088,150

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 1.9%
Real Estate — 1.9%
Vicinity Centres ‡	30,269	$40,153
AUSTRIA — 0.7%
Real Estate — 0.7%
Immobilien Anlagen *	430	13,728
BRAZIL — 0.3%
Real Estate — 0.3%
BR Properties	4,150	6,552
CANADA — 0.2%
Real Estate — 0.2%
Dream Office ‡	340	4,743
CHINA — 8.7%
Real Estate — 8.7%
China Jinmao Holdings Group	91,040	19,255
China Overseas Grand Oceans Group	15,460	7,327
China Overseas Land & Investment	34,450	93,051
China Vanke, Cl H	21,270	41,625
CIFI Holdings Group	48,134	12,265
SOHO China *	42,300	7,545
TOTAL CHINA		181,068
FINLAND — 4.1%
Industrials — 3.8%
Kone, Cl B	1,943	77,995
Real Estate — 0.3%
Citycon	1,000	7,099
TOTAL FINLAND		85,094
FRANCE — 10.9%
Industrials — 3.8%
Legrand	1,078	78,350

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 7.1%
Covivio ‡	675	$37,874
Gecina ‡	734	65,652
Klepierre ‡ *	1,872	38,589
Mercialys ‡	760	6,007
		148,122
TOTAL FRANCE		226,472
GUERNSEY — 0.4%
Real Estate — 0.4%
Balanced Commercial Property Trust ‡	6,950	8,605
HONG KONG — 5.1%
Real Estate — 5.1%
Hang Lung Properties	17,110	28,514
Hongkong Land Holdings	11,220	54,305
Swire Properties	9,860	22,788
TOTAL HONG KONG		105,607
JAPAN — 25.6%
Real Estate — 25.6%
Activia Properties ‡	6	18,720
Advance Logistics Investment ‡	6	6,882
AEON Investment ‡	15	17,010
CRE Logistics ‡	5	7,719
Fukuoka ‡	6	7,371
GLP J-Reit ‡	39	47,799
Industrial & Infrastructure Fund Investment ‡	19	25,192
Japan Metropolitan Fund Invest ‡	61	48,668
Japan Prime Realty Investment ‡	8	23,805
Japan Real Estate Investment ‡	12	55,834
Kenedix Retail ‡	5	10,283
LaSalle Logiport ‡	17	21,105
Nippon Building Fund ‡	14	70,088

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Nippon Prologis ‡	21	$53,096
Nomura Real Estate Master Fund ‡	39	47,883
Orix JREIT ‡	26	35,917
SOSiLA Logistics ‡	6	6,830
United Urban Investment ‡	26	27,796
TOTAL JAPAN		531,998
NETHERLANDS — 1.4%
Real Estate — 1.4%
CTP	1,062	14,481
Eurocommercial Properties ‡	435	9,124
Wereldhave ‡	390	5,290
TOTAL NETHERLANDS		28,895
ROMANIA — 1.4%
Real Estate — 1.4%
NEPI Rockcastle	5,414	28,823
SINGAPORE — 9.2%
Real Estate — 9.2%
CapitaLand Integrated Commercial Trust ‡	53,510	79,396
CDL Hospitality Trusts ‡	534	475
City Developments	3,460	20,163
Frasers Centrepoint Trust ‡	9,360	15,163
Frasers Logistics & Commercial Trust ‡	24,290	23,679
Keppel ‡	15,880	12,293
Lendlease Global Commercial ‡	13,260	7,841
Mapletree Pan Asia Commercial ‡	19,190	25,310
Prime US ‡	10,170	6,356
TOTAL SINGAPORE		190,676
SPAIN — 1.9%
Real Estate — 1.9%
Inmobiliaria Colonial Socimi ‡	2,427	14,375

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Merlin Properties Socimi ‡	2,820	$25,861
TOTAL SPAIN		40,236
SWEDEN — 2.4%
Industrials — 0.5%
Lindab International	770	11,094
Real Estate — 1.9%
Atrium Ljungberg, Cl B	370	5,379
Fabege	2,437	21,667
Hufvudstaden, Cl A	990	11,834
		38,880
TOTAL SWEDEN		49,974
SWITZERLAND — 1.8%
Industrials — 1.8%
Belimo Holding	98	37,354
UNITED KINGDOM — 5.2%
Consumer Discretionary — 2.3%
Berkeley Group Holdings	1,141	48,527
Real Estate — 2.9%
Hammerson ‡	36,550	9,284
Land Securities Group ‡	6,804	51,509
		60,793
TOTAL UNITED KINGDOM		109,320
UNITED STATES — 18.4%
Consumer Discretionary — 2.2%
M/I Homes *	300	12,972
Meritage Homes *	407	31,889
		44,861
Industrials — 4.1%
Carrier Global	2,208	86,377

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 12.1%
Boston Properties ‡	797	$63,306
Brandywine Realty Trust ‡	1,453	11,668
Cousins Properties ‡	1,286	34,529
Douglas Emmett ‡	1,453	28,362
Franklin Street Properties ‡	1,300	3,653
Hudson Pacific Properties ‡	1,136	15,006
Kilroy Realty ‡	897	43,747
Piedmont Office Realty Trust, Cl A ‡	1,187	13,983
Vornado Realty Trust ‡	1,446	37,914
		252,168
TOTAL UNITED STATES		383,406
TOTAL COMMON STOCK
(Cost $2,551,911)		2,072,704
TOTAL INVESTMENTS — 99.6%
(Cost $2,551,911)		$2,072,704

Percentages are based on Net Assets of $2,081,594.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

As of August 31, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-1300

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — 55.3%
Angola — 0.9%
Angolan Government International Bond
8.750%, 04/14/32	$1,000,000	$817,920

Argentina — 1.3%
Argentine Republic Government International Bond
3.875%, 01/09/38(A)	2,000,000	559,990
3.500%, 07/09/41(A)	1,000,000	262,262
1.500%, 07/09/35(A)	1,700,000	382,471
		1,204,723
Bahrain — 0.5%
Bahrain Government International Bond
6.750%, 09/20/29	200,000	196,992
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	249,084
		446,076
Brazil — 3.9%
Brazilian Government International Bond
5.625%, 02/21/47	200,000	165,247
4.625%, 01/13/28	400,000	383,561
4.500%, 05/30/29	1,600,000	1,485,052
3.875%, 06/12/30	1,600,000	1,396,901
2.875%, 06/06/25	200,000	190,983
		3,621,744
Chile — 1.6%
Chile Government International Bond
4.000%, 01/31/52	300,000	237,809
3.500%, 01/31/34	600,000	521,016
3.500%, 01/25/50	400,000	293,444
3.240%, 02/06/28	200,000	186,365
2.750%, 01/31/27	200,000	185,327
		1,423,961

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Colombia — 2.3%
Colombia Government International Bond
5.200%, 05/15/49	$800,000	$544,513
5.000%, 06/15/45	500,000	335,660
4.125%, 05/15/51	500,000	295,844
4.125%, 02/22/42	200,000	125,256
3.250%, 04/22/32	500,000	368,795
3.125%, 04/15/31	600,000	451,997
		2,122,065
Dominican Republic — 3.0%
Dominican Republic International Bond
6.850%, 01/27/45	400,000	338,653
6.500%, 02/15/48	400,000	321,600
6.400%, 06/05/49	500,000	392,504
6.000%, 07/19/28	200,000	191,030
5.950%, 01/25/27	200,000	195,316
5.875%, 01/30/60	200,000	141,338
4.875%, 09/23/32	700,000	564,828
4.500%, 01/30/30	800,000	670,509
		2,815,778
Ecuador — 1.2%
Ecuador Government International Bond
5.500%, 07/31/30 (A)	200,000	105,185
2.500%, 07/31/35 (A)	1,400,000	538,732
1.500%, 07/31/40 (A)	1,400,000	490,000
		1,133,917
Egypt — 2.1%
Egypt Government International Bond
8.875%, 05/29/50	700,000	450,331
8.700%, 03/01/49	800,000	507,408
7.903%, 02/21/48	600,000	360,590
7.625%, 05/29/32	200,000	140,218
Egypt Government International Bond MTN
5.875%, 02/16/31	400,000	272,288
5.800%, 09/30/27	200,000	156,135
		1,886,970

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
El Salvador — 0.1%
El Salvador Government International Bond
7.125%, 01/20/50(B)	$200,000	$64,000

Ghana — 0.5%
Ghana Government International Bond
8.950%, 03/26/51	400,000	140,216
8.627%, 06/16/49	600,000	209,244
8.125%, 03/26/32	200,000	75,380
		424,840
Hungary — 0.3%
Hungary Government International Bond
3.125%, 09/21/51	200,000	124,920
2.125%, 09/22/31	200,000	146,352
		271,272
India — 0.4%
Export-Import Bank of India
3.875%, 02/01/28	400,000	379,913

Indonesia — 1.4%
Indonesia Government International Bond
4.200%, 10/15/50	500,000	435,677
2.950%, 01/11/23	200,000	199,482
Indonesia Government International Bond MTN
5.125%, 01/15/45	500,000	492,577
Perusahaan Penerbit SBSN Indonesia III
4.400%, 06/06/27	200,000	202,002
		1,329,738
Ivory Coast — 1.3%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,400,000	1,180,444

Jordan — 0.4%
Jordan Government International Bond
5.750%, 01/31/27	400,000	371,716

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/48	400,000	271,688

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Kuwait — 0.2%
Kuwait International Government Bond
3.500%, 03/20/27	$200,000	$200,400

Mexico — 1.5%
Mexico Government International Bond
5.000%, 04/27/51	200,000	169,427
4.750%, 04/27/32	600,000	582,575
4.400%, 02/12/52	400,000	306,317
3.750%, 01/11/28	200,000	192,593
2.659%, 05/24/31	200,000	165,923
		1,416,835
Morocco — 1.3%
Morocco Government International Bond
4.000%, 12/15/50	1,000,000	649,000
2.375%, 12/15/27	600,000	516,090
		1,165,090
Nigeria — 1.1%
Nigeria Government International Bond
9.248%, 01/21/49	600,000	423,000
7.696%, 02/23/38	500,000	319,300
Nigeria Government International Bond MTN
7.625%, 11/28/47	400,000	245,000
		987,300
Oman — 2.2%
Oman Government International Bond
6.250%, 01/25/31	800,000	806,384
5.625%, 01/17/28	500,000	492,311
4.750%, 06/15/26	200,000	194,317
Oman Government International Bond MTN
6.000%, 08/01/29	600,000	598,428
		2,091,440
Panama — 2.5%
Panama Government International Bond
4.500%, 04/01/56	800,000	618,089
3.875%, 03/17/28	500,000	479,040
3.870%, 07/23/60	1,200,000	825,669
3.750%, 03/16/25	400,000	395,274
		2,318,072

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Paraguay — 0.6%
Paraguay Government International Bond
5.000%, 04/15/26	$200,000	$199,657
4.950%, 04/28/31	400,000	384,868
		584,525
Peru — 3.2%
Peruvian Government International Bond
8.750%, 11/21/33	600,000	770,467
5.625%, 11/18/50	200,000	208,028
4.125%, 08/25/27	800,000	784,749
3.550%, 03/10/51	400,000	297,998
3.000%, 01/15/34	200,000	163,155
2.783%, 01/23/31	800,000	681,185
2.392%, 01/23/26	200,000	187,042
		3,092,624
Philippines — 0.6%
Philippine Government International Bond
6.375%, 10/23/34	200,000	230,215
3.700%, 02/02/42	400,000	343,937
		574,152
Qatar — 4.5%
Qatar Government International Bond
4.817%, 03/14/49	200,000	206,376
4.500%, 04/23/28	800,000	834,000
4.400%, 04/16/50	1,000,000	979,880
4.000%, 03/14/29	800,000	815,208
3.875%, 04/23/23	800,000	800,496
3.750%, 04/16/30	200,000	201,020
3.400%, 04/16/25	400,000	397,240
		4,234,220
Romania — 1.1%
Romanian Government International Bond
5.250%, 11/25/27	200,000	194,149
4.000%, 02/14/51	400,000	275,830
3.000%, 02/14/31	400,000	317,925
3.000%, 02/27/27	300,000	270,150
		1,058,054

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Saudi Arabia — 2.2%
Saudi Government International Bond
4.375%, 04/16/29	$200,000	$207,452
Saudi Government International Bond MTN
4.500%, 04/17/30	400,000	416,406
4.000%, 04/17/25	600,000	604,800
3.750%, 01/21/55	200,000	166,342
3.250%, 10/26/26	600,000	591,660
2.250%, 02/02/33	200,000	171,569
		2,158,229
Senegal — 0.9%
Senegal Government International Bond
6.750%, 03/13/48	1,000,000	699,000
6.250%, 05/23/33	200,000	162,000
		861,000
South Africa — 2.5%
Republic of South Africa Government International Bond
7.300%, 04/20/52	500,000	414,804
5.875%, 09/16/25	200,000	202,620
4.850%, 09/27/27	400,000	376,741
4.850%, 09/30/29	1,000,000	885,000
4.300%, 10/12/28	600,000	531,840
		2,411,005
South Korea — 2.2%
Export-Import Bank of Korea
3.969%, ICE LIBOR USD 3 Month + 1.200%, 04/27/23(C)	1,000,000	1,005,680
Korea Development Bank MTN
3.311%, ICE LIBOR USD 3 Month + 0.350%, 02/18/23(C)	1,000,000	1,000,364
		2,006,044
Sri Lanka — 0.3%
Sri Lanka Government International Bond
7.550%, 03/28/30	400,000	133,076
6.750%, 04/18/28	600,000	199,160
		332,236

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value

SOVEREIGN DEBT — continued
Turkey — 2.7%
Turkey Government International Bond
6.625%, 02/17/45	$400,000	$269,927
6.125%, 10/24/28	200,000	162,104
5.750%, 05/11/47	600,000	362,986
5.600%, 11/14/24	200,000	183,990
5.250%, 03/13/30	600,000	437,274
5.125%, 02/17/28	800,000	628,000
4.750%, 01/26/26	400,000	342,074
		2,386,355
Ukraine — 0.5%
Ukraine Government International Bond
7.750%, 09/01/26	400,000	77,876
7.750%, 09/01/28	400,000	82,000
7.375%, 09/25/34	1,000,000	172,560
7.253%, 03/15/35	600,000	101,196
		433,632
United Arab Emirates — 2.5%
Abu Dhabi Government International Bond
3.125%, 09/30/49	200,000	157,983
3.125%, 10/11/27	800,000	788,374
Abu Dhabi Government International Bond MTN
2.500%, 04/16/25	800,000	777,611
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	1,000,000	652,192
		2,376,160
Uruguay — 0.6%
Uruguay Government International Bond
4.975%, 04/20/55	400,000	402,023
4.375%, 01/23/31	200,000	204,722
		606,745
Vietnam — 0.6%
Vietnam Government International Bond
4.800%, 11/19/24	600,000	602,384

TOTAL SOVEREIGN DEBT
(Cost $63,914,200)		51,663,267

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 32.8%
Brazil — 0.4%
Consumer Discretionary — 0.4%
Iochpe-Maxion Austria GmbH
5.000%, 05/07/28	$400,000	$342,736

Chile — 0.8%
Consumer Staples — 0.3%
Agrosuper
4.600%, 01/20/32	300,000	253,758

Energy — 0.3%
Empresa Nacional del Petroleo
4.500%, 09/14/47	400,000	297,407

Materials — 0.2%
Nacional del Cobre de Chile
3.000%, 09/30/29	200,000	177,280
		728,445
China — 0.7%
Communication Services — 0.7%
Prosus
4.987%, 01/19/52	500,000	360,070
3.832%, 02/08/51	500,000	312,653
		672,723
Colombia — 0.8%
Energy — 0.8%
Ecopetrol
5.875%, 05/28/45	1,100,000	759,143

India — 0.4%
Utilities — 0.4%
Adani Renewable Energy RJ MTN
4.625%, 10/15/39	550,500	397,549

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Indonesia — 3.0%
Energy — 0.2%
Pertamina Persero MTN
6.450%, 05/30/44	$200,000	$208,690

Materials — 2.6%
Freeport Indonesia
6.200%, 04/14/52	1,000,000	887,500
Freeport Indonesia MTN
5.315%, 04/14/32	250,000	231,190
Indonesia Asahan Aluminium Persero
6.530%, 11/15/28	1,000,000	1,041,710
4.750%, 05/15/25	200,000	200,500
		2,360,900
Utilities — 0.2%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/27	200,000	193,610
		2,763,200
Israel — 1.0%
Materials — 1.0%
ICL Group
6.375%, 05/31/38(B)	900,000	890,748

Kazakhstan — 1.1%
Energy — 1.1%
Tengizchevroil Finance International
4.000%, 08/15/26	400,000	344,000
3.250%, 08/15/30	800,000	604,000
		948,000
Malaysia — 1.9%
Energy — 1.9%
Petronas Capital MTN
4.550%, 04/21/50	1,000,000	976,681
3.500%, 04/21/30	500,000	479,479
3.500%, 03/18/25	400,000	394,679
		1,850,839

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Mexico — 5.5%
Communication Services — 0.6%
America Movil
5.375%, 04/04/32	$600,000	$548,286

Consumer Staples — 1.1%
Fomento Economico Mexicano
3.500%, 01/16/50	600,000	466,662
Grupo Bimbo
4.700%, 11/10/47	600,000	563,938
		1,030,600
Energy — 2.5%
Petroleos Mexicanos
7.690%, 01/23/50	900,000	619,875
6.840%, 01/23/30	200,000	163,100
6.500%, 01/23/29	600,000	499,848
6.350%, 02/12/48	200,000	121,246
5.950%, 01/28/31	1,200,000	906,000
		2,310,069
Materials — 1.3%
Orbia Advance
5.500%, 01/15/48	600,000	513,306
2.875%, 05/11/31	800,000	661,000
		1,174,306
		5,063,261
Morocco — 1.2%
Materials — 1.2%
OCP
6.875%, 04/25/44	400,000	352,958
5.125%, 06/23/51	1,000,000	714,920
		1,067,878
Panama — 0.5%
Industrials — 0.5%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/61	600,000	483,952

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Peru — 4.3%
Consumer Staples — 0.4%
InRetail Consumer
3.250%, 03/22/28	$400,000	$343,000

Energy — 1.2%
Transportadora de Gas del Peru
4.250%, 04/30/28	1,200,000	1,158,766

Financials — 0.5%
Intercorp Peru
3.875%, 08/15/29	600,000	496,056

Materials — 0.6%
Southern Copper
5.875%, 04/23/45	500,000	521,316

Utilities — 1.6%
Consorcio Transmantaro
5.200%, 04/11/38	600,000	553,500
4.700%, 04/16/34	800,000	745,496
Kallpa Generacion
4.125%, 08/16/27	200,000	186,000
		1,484,996
		4,004,134
Saudi Arabia — 2.8%
Energy — 2.2%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	1,200,000	967,500
Saudi Arabian Oil MTN
3.500%, 04/16/29	800,000	770,125
2.875%, 04/16/24	400,000	392,040
		2,129,665
Utilities — 0.6%
Acwa Power Management And Investments One
5.950%, 12/15/39	598,800	563,752
		2,693,417

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
South Africa — 2.7%
Materials — 1.5%
AngloGold Ashanti Holdings
3.375%, 11/01/28	$800,000	$702,886
Sasol Financing USA
5.500%, 03/18/31	800,000	672,000
		1,374,886
Utilities — 1.2%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,200,000	1,134,888
		2,509,774
South Korea — 0.7%
Information Technology — 0.7%
SK Hynix
2.375%, 01/19/31	800,000	631,466

Thailand — 1.1%
Materials — 1.1%
GC Treasury Center MTN
5.200%, 03/30/52	600,000	529,177
2.980%, 03/18/31	600,000	500,284
		1,029,461
United Arab Emirates — 2.2%
Energy — 0.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47	200,000	196,100

Financials — 0.5%
First Abu Dhabi Bank PJSC MTN
3.713%, ICE LIBOR USD 3 Month + 0.850%, 08/08/23(C)	500,000	500,000

Industrials — 1.5%
DP World Crescent
3.908%, 05/31/23	200,000	199,113
DP World Crescent MTN
4.848%, 09/26/28	200,000	203,064

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — continued
DP World MTN
4.700%, 09/30/49	$1,200,000	$1,035,000
		1,437,177
		2,133,277
United States — 1.7%
Financials — 1.1%
Goldman Sachs Group
3.708%, ICE LIBOR USD 3 Month + 0.750%, 02/23/23(C)	500,000	500,159
Morgan Stanley MTN
4.183%, ICE LIBOR USD 3 Month + 1.400%, 10/24/23(C)	600,000	600,552
		1,100,711
Materials — 0.6%
GCC
3.614%, 04/20/32	600,000	513,600
		1,614,311
TOTAL CORPORATE OBLIGATIONS
(Cost $35,251,766)		30,584,314

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Notes
3.000%, 07/31/24	1,600,000	1,586,688
0.375%, 11/30/25	600,000	543,258
0.250%, 09/30/23	2,500,000	2,415,820
0.125%, 02/28/23	2,600,000	2,560,594

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,194,489)		7,106,360

TOTAL INVESTMENTS — 95.7%
(Cost $106,360,455)		$89,353,941

Percentages are based on Net Assets of $93,414,559.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2022, the value of these securities amounted to $954,748, representing 1.1% of the Net Assets of the Fund.

Schedule of Investments	August 31, 2022 (Unaudited)
Global X Emerging Markets Bond ETF

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
PJSC — Public Joint Stock Company
SOC — State Owned Company
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

As of August 31, 2022, all of the Fund's investments were considered level 2, in accordance with authoritative guidance on fair value measurements and disclosures under U.S. GAAP

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2022 (Unaudited)
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — 90.6%
CHINA — 88.6%
Communication Services — 7.5%
Kuaishou Technology, Cl B *	3,100	$27,173
NetEase	900	16,260
Tencent Holdings	3,300	137,569
		181,002
Consumer Discretionary — 19.0%
Alibaba Group Holding *	9,300	111,735
BYD, Cl H	3,500	108,003
Fuyao Glass Industry Group, Cl H	10,800	51,600
Geely Automobile Holdings	11,000	22,283
Meituan, Cl B *	3,700	89,473
Midea Group, Cl A	3,200	24,714
Ping An Healthcare and Technology *	11,300	30,810
Zhejiang Shuanghuan Driveline, Cl A	4,000	18,237
		456,855
Consumer Staples — 3.1%
Tongwei, Cl A	9,900	75,942

Financials — 2.4%
East Money Information, Cl A	17,640	56,808

Health Care — 12.5%
Hangzhou Tigermed Consulting, Cl A	2,200	34,579
Innovent Biologics *	5,000	21,309
Jiangsu Hengrui Medicine, Cl A	4,960	24,938
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,300	56,292
WuXi AppTec, Cl H	5,720	65,115
Wuxi Biologics Cayman *	11,000	97,683
		299,916
Industrials — 27.1%
Contemporary Amperex Technology, Cl A	1,600	112,105
Estun Automation, Cl A	6,600	18,095
Eve Energy, Cl A	4,200	57,874

Schedule of Investments	August 31, 2022 (Unaudited)
Global X China Innovation ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Guangzhou KDT Machinery, Cl A	22,020	$47,148
Han's Laser Technology Industry Group, Cl A	10,500	45,436
Ming Yang Smart Energy Group, Cl A	5,800	22,574
NARI Technology, Cl A	16,320	64,986
Riyue Heavy Industry, Cl A	6,570	22,673
SF Holding, Cl A	6,200	44,457
Shenzhen Inovance Technology, Cl A	4,400	38,278
Sungrow Power Supply, Cl A	1,600	25,856
Suzhou Maxwell Technologies, Cl A	300	20,367
Wuxi Lead Intelligent Equipment, Cl A	11,780	94,260
ZTO Express Cayman ADR	1,427	37,173
		651,282
Information Technology — 15.1%
GoerTek, Cl A	9,900	46,645
Hua Hong Semiconductor	14,000	41,382
Iflytek, Cl A	4,400	23,929
LONGi Green Energy Technology, Cl A	15,636	116,132
Luxshare Precision Industry, Cl A	8,800	47,897
NavInfo, Cl A	14,800	28,082
Will Semiconductor Shanghai, Cl A	1,215	16,522
Xinyi Solar Holdings	32,000	44,195
		364,784
Materials — 1.9%
Ganfeng Lithium, Cl H	5,320	47,006

TOTAL CHINA		2,133,595

HONG KONG — 2.0%
Health Care — 2.0%
Sino Biopharmaceutical	91,000	48,000

TOTAL COMMON STOCK
(Cost $2,970,701)		$2,181,595

TOTAL INVESTMENTS — 90.6%
(Cost $2,970,701)		$2,181,595

Percentages are based on Net Assets of $2,407,136.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	August 31, 2022 (Unaudited)
Global X China Innovation ETF

As of August 31, 2022, all of the Fund's investments were considered level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-009-0500

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Interest Rate Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 80.9%
U.S. Treasury Bills
2.197%, 10/13/22(A)	$100,000	$99,730
1.722%, 09/29/22(A)	2,600,000	2,595,703
0.000%, 12/01/22(A)	100,000	99,274
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,795,553)		2,794,707

PURCHASED SWAPTIONS — 13.7%
TOTAL PURCHASED SWAPTIONS
(Cost $294,900)		472,759

TOTAL INVESTMENTS — 94.6%
(Cost $3,090,453)		$3,267,466

Percentages are based on Net Assets of $3,452,367.

(A) Interest rate represents the security's effective yield at the time of purchase.

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

A list of the open OTC interest rate swaptions purchased by the Fund at August 31, 2022, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Put Swaptions
10-Year SOFR Interest Rate Swap	UBS	12,000,000	3.00%	01/05/2023	$254,217
10-Year SOFR Interest Rate Swap	UBS	6,000,000	2.70%	02/01/2023	218,542
Total Purchased Swaptions					$472,759

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Interest Rate Hedge ETF

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,794,707	$—	$2,794,707
Purchased Swaptions	—	472,759	—	472,759
Total Investments in Securities	$—	$3,267,466	$—	$3,267,466

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 87.7%
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/28	$212,160	$223,917
0.875%, 01/15/29-02/15/47	697,226	696,965
0.750%, 02/15/42	301,608	282,609
0.125%, 04/15/25-02/15/52	1,609,179	1,541,838
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,778,970)		2,745,329

PURCHASED OPTIONS — 6.1%
TOTAL PURCHASED OPTIONS
(Cost $316,000)		191,176

TOTAL INVESTMENTS — 93.8%
(Cost $3,094,970)		$2,936,505

Percentages are based on Net Assets of $3,129,600.

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

A list of the OTC interest rate options purchased by the Fund at August 31, 2022, is as follows:

Description	Counterparty	Number of Contracts/Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr SOFR Spread Swap	UBS	40,000,000	0.345%	07/05/24	$112,598
U.S. 2Yr/10Yr SOFR Spread Swap	UBS	20,000,000	0.190%	01/11/24	50,292
U.S. 2Yr/10Yr SOFR Spread Swap	UBS	20,000,000	0.135%	07/05/23	28,286
Total Purchased Options					$191,176

Schedule of Investments	August 31, 2022 (Unaudited)

Global X Interest Rate Volatility & Inflation Hedge ETF

The following is a summary of the level of inputs used as of August 31, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,745,329	$—	$2,745,329
Purchased Options	—	191,176	—	191,176
Total Investments in Securities	$—	$2,936,505	$—	$2,936,505

Amounts designated as “—” are $0 or have been rounded to $0

Notes to Schedule of Investments	August 31, 2022 (Unaudited)

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used. Over-the-counter (“OTC”) options are valued based upon prices determined by an independent, third-party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant

Notes to Schedule of Investments	August 31, 2022 (Unaudited)

Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of August 31, 2022, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Notes to Schedule of Investments	August 31, 2022 (Unaudited)

For the period ended August 31, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

GLX-QH-011-0100